UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.9%)
	Consumer Discretionary (11.1%)
145,140	Comcast Corp., Class A	$4,640,126
68,919	DIRECTV, Class A(a)	3,364,625
71,070	Lowe’s Cos., Inc.	2,021,231
63,800	Target Corp.	3,712,522
34,800	Time Warner Cable, Inc.	2,857,080
64,500	Viacom, Inc., Class B	3,032,790
77,100	Walt Disney Co. (The)	3,739,350

		23,367,724

	Consumer Staples (8.2%)
38,400	Coca-Cola Co. (The)	3,002,496
37,050	CVS Caremark Corp.	1,731,347
23,730	Kellogg Co.	1,170,601
32,400	Kraft Foods, Inc., Class A	1,251,288
54,150	PepsiCo, Inc.	3,826,239
17,700	Philip Morris International, Inc.	1,544,502
47,400	Procter & Gamble Co. (The)	2,903,250
27,000	Wal-Mart Stores, Inc.	1,882,440

		17,312,163

	Energy (12.6%)
58,200	Anadarko Petroleum Corp.	3,852,840
98,270	Cenovus Energy, Inc.	3,124,986
39,300	Chevron Corp.	4,146,150
83,400	Exxon Mobil Corp.	7,136,538
76,200	Schlumberger, Ltd.	4,946,142
116,000	Suncor Energy, Inc.	3,358,200

		26,564,856

	Financials (12.9%)
18,249	American Express Co.	1,062,274
49,550	Berkshire Hathaway, Inc., Class B(a)	4,129,001
142,035	JPMorgan Chase & Co.	5,074,910
121,450	MetLife, Inc.	3,746,733
20,940	T. Rowe Price Group, Inc.	1,318,382
45,000	Travelers Cos., Inc. (The)	2,872,800
162,150	Wells Fargo & Co.	5,422,296
159,000	Weyerhaeuser Co., REIT	3,555,240

		27,181,636

	Health Care (12.8%)
71,700	Express Scripts Holding Co.(a)	4,003,011
47,700	Johnson & Johnson.	3,222,612
54,150	Medtronic, Inc.	2,097,229
108,150	Merck & Co., Inc.	4,515,263
145,500	Pfizer, Inc.	3,346,500
83,400	St. Jude Medical, Inc.	3,328,494
39,300	Stryker Corp.	2,165,430
71,700	UnitedHealth Group, Inc.	4,194,450

		26,872,989

	Industrials (11.2%)
60,180	Boeing Co. (The)	4,471,374
41,550	FedEx Corp.	3,806,395
313,800	General Electric Co.	6,539,592

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
70,440	Honeywell International, Inc.	$3,933,369
7,800	Union Pacific Corp.	930,618
157,500	Xylem, Inc.	3,964,275

		23,645,623

	Information Technology (24.6%)
16,323	Apple, Inc.(a)	9,532,632
267,000	Cisco Systems, Inc.	4,584,390
193,550	EMC Corp.(a)	4,960,687
7,800	Google, Inc., Class A(a)	4,524,546
162,330	Intel Corp.	4,326,095
16,800	International Business Machines Corp.	3,285,744
220,830	Microsoft Corp.	6,755,190
114,270	Oracle Corp.	3,393,819
78,000	QUALCOMM, Inc.	4,343,040
107,700	TE Connectivity, Ltd.	3,436,707
90,600	Texas Instruments, Inc.	2,599,314

		51,742,164

	Materials (2.4%)
83,210	Barrick Gold Corp.	3,126,200
39,300	E.I. du Pont de Nemours & Co.	1,987,401

		5,113,601

	Telecommunication Services (2.1%)
126,600	AT&T, Inc.	4,514,556

	Total Common Stocks (Cost $169,969,386)	206,315,312

EXCHANGE TRADED FUNDS (0.7%)
90,600	Financial Select Sector SPDR Fund	1,324,572
5,325	Utilities Select Sector SPDR Fund	196,972

	Total Exchange Traded Funds (Cost $1,327,545)	1,521,544

INVESTMENT COMPANY (0.9%)
1,748,580	Federated Treasury Obligations Fund, Institutional Shares	1,748,580

	Total Investment Company (Cost $1,748,580)	1,748,580

Total Investments — 99.5% (Cost $173,045,511)		209,585,436
Net Other Assets (Liabilities) — 0.5%		1,157,702

NET ASSETS — 100.0%		$210,743,138

(a)	Represents non-income producing security.

REIT - Real Estate Investment Trust

SPDR - Standard and Poors Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.6%)
	Consumer Discretionary (15.7%)
453,200	Chico’s FAS, Inc.	$6,725,488
164,089	International Speedway Corp., Class A	4,295,850
1,290,742	Interpublic Group of Cos., Inc. (The)	14,004,551
273,370	Omnicom Group, Inc.	13,285,782
212,526	Universal Technical Institute, Inc.	2,871,226
321,483	Viacom, Inc., Class B	15,116,131

		56,299,028

	Energy (1.6%)
433,826	Forest Oil Corp.(a)	3,179,945
218,175	Rex Energy Corp.(a)	2,445,742

		5,625,687

	Financials (29.9%)
255,597	Annaly Capital Management, Inc., REIT	4,288,918
458,492	Aspen Insurance Holdings, Ltd.	13,250,419
140,328	Assurant, Inc.	4,889,028
339,103	Assured Guaranty, Ltd.	4,781,352
998,600	E*TRADE Financial Corp.(a)	8,028,744
336,685	Endurance Specialty Holdings, Ltd.	12,901,769
56,000	Enstar Group, Ltd.(a)	5,540,640
354,970	Granite Real Estate, Inc.	12,037,033
784,550	Leucadia National Corp.	16,687,379
325,000	Lincoln National Corp.	7,107,750
153,686	StanCorp Financial Group, Inc.	5,710,972
317,084	Willis Group Holdings PLC	11,570,395

		106,794,399

	Health Care (15.6%)
115,000	Becton Dickinson & Co.	8,596,250
168,913	Covidien PLC	9,036,846
276,300	Life Technologies Corp.(a)	12,430,737
337,600	Omnicare, Inc.	10,543,248
131,642	WellPoint, Inc.	8,397,443
106,622	Zimmer Holdings, Inc.	6,862,192

		55,866,716

	Industrials (3.2%)
102,950	AerCap Holdings NV(a)	1,161,276
158,495	General Dynamics Corp.	10,454,330

		11,615,606

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (31.6%)
362,949	CA, Inc.	$9,832,288
115,048	Computer Sciences Corp.	2,855,491
237,775	DST Systems, Inc.	12,913,560
774,196	EarthLink, Inc.	5,760,018
155,325	eBay, Inc.(a)	6,525,203
228,647	Fair Isaac Corp.	9,667,195
272,500	Fidelity National Information Services, Inc.	9,286,800
244,300	Global Payments, Inc.	10,561,089
297,800	Lender Processing Services, Inc.	7,528,384
313,119	Lexmark International, Inc., Class A	8,322,703
264,100	SAIC, Inc.	3,200,892
489,500	Symantec Corp.(a)	7,151,595
408,200	Western Union Co. (The)	6,874,088
1,575,967	Xerox Corp.	12,402,860

		112,882,166

	Total Common Stocks (Cost $297,908,012)	349,083,602

INVESTMENT COMPANY (1.9%)
6,757,361	Federated Treasury Obligations Fund, Institutional Shares	6,757,361

	Total Investment Company (Cost $6,757,361)	6,757,361

Total Investments — 99.5% (Cost $304,665,373)		355,840,963
Net Other Assets (Liabilities) — 0.5%		1,945,800

NET ASSETS — 100.0%		$357,786,763

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Value Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.5%)
	Consumer Discretionary (13.6%)
123,758	Cambium Learning Group, Inc.(a)	$117,570
99,775	Entercom Communications Corp., Class A(a)	600,646
42,265	Harman International Industries, Inc.	1,673,694
60,996	Kirkland’s, Inc.(a)	686,205
79,300	Maidenform Brands, Inc.(a)	1,579,656
75,800	Meredith Corp.	2,421,052
95,198	Regis Corp.	1,709,756
37,217	Signet Jewelers, Ltd.	1,637,920
30,734	Universal Technical Institute, Inc.	415,216

		10,841,715

	Consumer Staples (1.7%)
165,600	Cott Corp.(a)	1,359,576

	Energy (3.5%)
118,100	Forest Oil Corp.(a)	865,673
112,185	Resolute Energy Corp.(a)	1,073,611
74,300	Rex Energy Corp.(a)	832,903

		2,772,187

	Financials (36.4%)
45,200	AMERISAFE, Inc.(a)	1,172,940
62,452	Aspen Insurance Holdings, Ltd.	1,804,863
113,142	Assured Guaranty, Ltd.	1,595,302
242,070	Bank Mutual Corp.	1,067,529
68,870	Brookline Bancorp, Inc.	609,500
72,796	Campus Crest Communities, Inc., REIT	756,350
188,700	E*TRADE Financial Corp.(a)	1,517,148
72,781	Endurance Specialty Holdings, Ltd.	2,788,968
184,000	First American Financial Corp.	3,120,640
9,638	First Citizens BancShares, Inc., Class A	1,606,173
34,900	Granite Real Estate, Inc.	1,183,459
45,663	Horace Mann Educators Corp.	798,189
156,400	Investment Technology Group, Inc.(a)	1,438,880
68,835	Parkway Properties, Inc., REIT	787,472
103,800	PHH Corp.(a)	1,814,424
83,040	Popular, Inc.(a)	1,379,294
108,400	Ramco-Gershenson Properties Trust, REIT	1,362,588
43,623	StanCorp Financial Group, Inc.	1,621,031
106,770	Washington Federal, Inc.	1,803,345
114,000	Westfield Financial, Inc.	832,200

		29,060,295

	Health Care (5.1%)
35,219	Coventry Health Care, Inc.	1,119,612
20,100	Teleflex, Inc.	1,224,291
78,700	VCA Antech, Inc.(a)	1,729,826

		4,073,729

	Industrials (11.5%)
104,600	AerCap Holdings NV(a)	1,179,888
336,969	EnergySolutions, Inc.(a)	569,478
40,300	FTI Consulting, Inc.(a)	1,158,625
55,300	Granite Construction, Inc.	1,443,883
80,200	Harsco Corp.	1,634,476

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
89,360	Sykes Enterprises, Inc.(a)	$1,426,186
124,318	UTi Worldwide, Inc.	1,816,286

		9,228,822

	Information Technology (22.2%)
48,414	Black Box Corp.	1,389,482
124,998	Compuware Corp.(a)	1,161,231
48,962	DST Systems, Inc.	2,659,126
372,371	EarthLink, Inc.	2,770,440
54,300	Itron, Inc.(a)	2,239,332
76,000	Lender Processing Services, Inc.	1,921,280
61,500	Lexmark International, Inc., Class A	1,634,670
257,789	Lionbridge Technologies, Inc.(a)	812,035
21,000	MTS Systems Corp.	809,550
171,163	Orbotech, Ltd.(a)	1,304,262
62,300	TeleTech Holdings, Inc.(a)	996,800

		17,698,208

	Materials (1.9%)
322,900	Ferro Corp.(a)	1,549,920

	Telecommunication Services (1.6%)
44,983	Lumos Networks Corp.	425,089
44,983	NTELOS Holdings Corp.	847,930

		1,273,019

	Total Common Stocks
	(Cost $79,569,801)	77,857,471

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(b)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (1.9%)
1,542,611	Federated Treasury Obligations Fund, Institutional Shares	1,542,611

	Total Investment Company (Cost $1,542,611)	1,542,611

Total Investments — 99.4% (Cost $81,112,412)		79,400,082
Net Other Assets (Liabilities) — 0.6%		485,936

NET ASSETS — 100.0%		$79,886,018

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.3%)
	Consumer Discretionary (12.5%)
1,212,000	Comcast Corp., Class A(a)	$38,747,640
2,677,000	Ford Motor Co.	25,672,430
246,000	Yum! Brands, Inc.(a)	15,847,320

		80,267,390

	Consumer Staples (4.3%)
1,524,583	Dole Food Co., Inc.(b)	13,385,839
187,355	Energizer Holdings, Inc.(b)	14,098,464

		27,484,303

	Energy (13.2%)
346,000	Apache Corp.	30,409,940
238,500	Devon Energy Corp.	13,830,615
192,000	EOG Resources, Inc.	17,301,120
800,000	Halliburton Co.	22,712,000

		84,253,675

	Financials (6.8%)
1,389,000	Charles Schwab Corp. (The)	17,959,770
95,000	CME Group, Inc.	25,470,450

		43,430,220

	Health Care (19.7%)
5,000	Allscripts Healthcare Solutions, Inc.(b)	54,650
625,000	Gilead Sciences, Inc.(a)(b)	32,050,000
751,000	Merck & Co., Inc.	31,354,250
753,000	Teva Pharmaceutical Industries, Ltd., ADR	29,698,320
558,000	UnitedHealth Group, Inc.	32,643,000

		125,800,220

	Industrials (4.3%)
170,000	FedEx Corp.(a)	15,573,700
321,400	Ryder System, Inc.	11,573,614

		27,147,314

	Information Technology (32.2%)
2,391,000	Activision Blizzard, Inc.	28,668,090

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
942,000	Adobe Systems, Inc.(b)	$30,492,540
71,300	Akamai Technologies, Inc.(a)(b)	2,263,775
740,000	Broadcom Corp., Class A(b)	25,012,000
1,421,000	Cisco Systems, Inc.	24,398,570
1,564,000	Dell, Inc.(b)	19,581,280
707,000	eBay, Inc.(b)	29,701,070
526,000	Harris Corp.	22,013,100
408,000	Intuit, Inc.	24,214,800

		206,345,225

	Materials (5.3%)
204,000	Potash Corp. of Saskatchewan, Inc.	8,912,760
1,633,800	Yamana Gold, Inc.(a)	25,160,520

		34,073,280

	Total Common Stocks (Cost $537,419,099)	628,801,627

INVESTMENT COMPANY (1.4%)
9,105,488	Federated Treasury Obligations Fund, Institutional Shares	9,105,488

	Total Investment Company (Cost $9,105,488)	9,105,488

Total Investments — 99.7% (Cost $546,524,587)		637,907,115
Net Other Assets (Liabilities) — 0.3%		2,224,793

NET ASSETS — 100.0%		$640,131,908

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.2%)
	Consumer Discretionary (10.9%)
325,000	McDonald’s Corp.	$28,772,250
513,000	Omnicom Group, Inc.	24,931,800
941,000	Pearson PLC, ADR	18,678,850
620,160	Target Corp.(a)	36,087,110
307,800	Thomson Reuters Corp.	8,756,910

		117,226,920

	Consumer Staples (16.3%)
778,000	Archer-Daniels-Midland Co.	22,966,560
166,396	Diageo PLC, ADR	17,150,436
975,000	General Mills, Inc.	37,576,500
560,000	PepsiCo, Inc.	39,569,600
185,000	Philip Morris International, Inc.	16,143,100
1,224,000	Unilever PLC, ADR	41,285,520

		174,691,716

	Energy (20.1%)
351,000	Chevron Corp.	37,030,500
583,000	ConocoPhillips	32,578,040
605,000	Ensco PLC, Class A	28,416,850
607,000	Kinder Morgan Management LLC.(b)	44,565,940
1,095,900	Natural Resource Partners LP.	24,296,103
287,000	Phillips 66(b)	9,539,880
122,000	Royal Dutch Shell PLC, Class A, ADR	8,226,460
296,000	Royal Dutch Shell PLC, Class B, ADR	20,699,280
275,000	Teekay LNG Partners LP.	10,601,250

		215,954,303

	Financials (6.1%)
150,100	BlackRock, Inc.	25,489,982
626,500	Travelers Cos., Inc. (The)	39,995,760

		65,485,742

	Health Care (13.7%)
590,000	Abbott Laboratories	38,037,300
769,000	Baxter International, Inc.	40,872,350
708,000	Novartis AG, ADR	39,577,200
1,244,000	Pfizer, Inc.	28,612,000

		147,098,850

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials (7.1%)
783,000	Emerson Electric Co.	$36,472,140
344,800	Illinois Tool Works, Inc.	18,236,472
651,000	Waste Management, Inc.	21,743,400

		76,452,012

	Information Technology (11.3%)
1,197,000	Intel Corp.(a)	31,900,050
1,198,000	Microsoft Corp.	36,646,820
685,700	Paychex, Inc.	21,537,837
1,728,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	24,122,880
254,000	Texas Instruments, Inc.	7,287,260

		121,494,847

	Telecommunication Services (3.7%)
1,091,000	Rogers Communications, Inc., Class B	39,505,110

	Total Common Stocks (Cost $814,765,151)	957,909,500

INVESTMENT COMPANY (10.2%)
109,374,189	Federated Treasury Obligations Fund, Institutional Shares	109,374,189

	Total Investment Company (Cost $109,374,189)	109,374,189

Total Investments — 99.4% (Cost $924,139,340)		1,067,283,689
Net Other Assets (Liabilities) — 0.6%		6,086,500

NET ASSETS — 100.0%		$1,073,370,189

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (0.8%)
$420,000	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 6/15/16	$420,922

	Total Asset Backed Securities (Cost $419,986)	420,922

COLLATERALIZED MORTGAGE OBLIGATIONS (8.3%)
267,821	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	265,696
432,295	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	448,671
493,017	Freddie Mac, Series 3640, Class JA, 1.500%, 3/15/15(a)	495,169
255,642	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17(a)	260,812
460,000	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	494,902
625,689	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22(a)	652,767
320,571	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23(a)	328,213
116,187	Ginnie Mae, Series 2004-5, Class VB, 6.000%, 5/20/23	116,809
556,109	Ginnie Mae, Series 2010-34, Class AD, 2.500%, 10/20/32	567,547
408,166	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	428,986
298,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	307,013

	Total Collateralized Mortgage Obligations (Cost $4,350,673)	4,366,585

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.7%)
600,409	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.736%, 6/10/39(b)	642,423
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(b)	637,552
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.342%, 11/10/42(b)	327,949
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.365%, 11/10/42(b)	526,844
420,000	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(b)	432,975
500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(b)	558,729
540,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	585,698
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	165,214

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$120,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	$120,223
500,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	535,647
115,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(b)	124,621
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	618,416
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	637,582
230,100	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(b)	246,242
600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(b)	659,119
600,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	629,034
500,000	Merrill Lynch Mortgage Trust, 5.263%, 9/12/42(b)	512,239
616,000	Morgan Stanley Capital I, Inc., Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	674,649
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	650,521

	Total Commercial Mortgage-Backed Securities (Cost $9,152,243)	9,285,677

CORPORATE BONDS (56.3%)
	Consumer Discretionary (3.7%)
250,000	DIRECTV Holdings LLC, 3.550%, 3/15/15	263,249
330,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	358,142
420,000	NBCUniversal Media LLC, 3.650%, 4/30/15	446,221
230,000	Nordstrom, Inc., 6.750%, 6/1/14	255,009
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	263,875
330,000	Viacom, Inc., 4.375%, 9/15/14	353,245

		1,939,741

	Consumer Staples (4.0%)
375,000	Altria Group, Inc., 8.500%, 11/10/13	411,967
405,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	436,470
300,000	Brown-Forman Corp., 5.000%, 2/1/14	319,811
425,000	Kraft Foods Group, Inc., 1.625%, 6/4/15(c)	429,496
280,000	Lorillard Tobacco Co., 3.500%, 8/4/16	291,889
200,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(c)	202,856

		2,092,489

	Energy (6.8%)
410,000	BP Capital Markets PLC, 5.250%, 11/7/13	434,438
280,000	Cameron International Corp., 1.600%, 4/30/15	280,199
290,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	293,536
345,000	Energy Transfer Partners LP, 8.500%, 4/15/14	381,928

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 320,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	$350,732
250,000	Occidental Petroleum Corp., 4.125%, 6/1/16	278,617
429,000	Petrobras International Finance Co., 2.875%, 2/6/15	435,435
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	311,869
90,000	Phillips 66, 1.950%, 3/5/15(c)	90,644
250,000	Schlumberger Norge AS, 1.950%, 9/14/16(c)	256,184
330,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	346,689
115,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	114,792

		3,575,063

	Financials (26.8%)
39,000	Abbey National Treasury Services PLC, 2.875%, 4/25/14	38,032
500,000	ABN AMRO Bank NV, 3.000%, 1/31/14(c)	502,162
255,000	Aflac, Inc., 3.450%, 8/15/15	271,387
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15	404,543
440,000	American Honda Finance Corp., 1.850%, 9/19/14(c)	445,569
350,000	Australia & New Zealand Banking Group, Ltd., 2.400%, 1/11/13(c)	352,925
775,000	Bank of America Corp., 5.125%, 11/15/14	808,349
280,000	Bank of New York Mellon Corp. (The), MTN, 1.200%, 2/20/15	281,514
300,000	Caterpillar Financial Services Corp., MTN, 1.375%, 5/20/14	303,675
790,000	Citigroup, Inc., 5.000%, 9/15/14(d)	809,803
400,000	Colonial Realty LP, 6.150%, 4/15/13	410,168
365,000	Commonwealth Bank of Australia, 1.950%, 3/16/15	367,354
250,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	245,013
415,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	442,814
750,000	General Electric Capital Corp., 2.150%, 1/9/15(d)	762,639
530,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13(d)	551,155
450,000	HCP, Inc., REIT, 2.700%, 2/1/14	457,188
200,000	HSBC USA, Inc., 2.375%, 2/13/15	202,280
425,000	Jackson National Life Global Funding, 5.375%, 5/8/13(c)	440,001
375,000	Jefferies Group, Inc., 5.875%, 6/8/14	388,219
285,000	John Deere Capital Corp., 0.950%, 6/29/15(e)	285,469
640,000	JPMorgan Chase & Co., 5.125%, 9/15/14	679,926
280,000	KeyCorp, MTN, 3.750%, 8/13/15	296,468
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15	335,185
600,000	Morgan Stanley, 2.875%, 1/24/14	593,248
425,000	National Australia Bank, Ltd., MTN, 2.000%, 3/9/15	426,079
195,000	PACCAR Financial Corp., MTN, 1.050%, 6/5/15	195,649
260,000	PNC Funding Corp., 3.000%, 5/19/14	269,935
250,000	Royal Bank of Canada, MTN, 2.625%, 12/15/15	260,829
495,000	Simon Property Group LP, REIT, 5.300%, 5/30/13	512,104
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	291,351
335,000	US Bancorp, MTN, 3.150%, 3/4/15	353,757
280,000	USAA Capital Corp., 1.050%, 9/30/14(c)	278,977

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 550,000	Wells Fargo & Co., MTN, 1.250%, 2/13/15	$549,240
285,000	Westfield Capital, 5.125%, 11/15/14(c)	301,529

		14,114,536

	Health Care (2.3%)
130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	132,173
290,000	Gilead Sciences, Inc., 2.400%, 12/1/14	298,882
220,000	Stryker Corp., 3.000%, 1/15/15	231,498
240,000	Teva Pharmaceutical Finance IV LLC, 1.700%, 11/10/14	244,865
310,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	310,832

		1,218,250

	Industrials (3.9%)
250,000	Corrections Corp. of America, 7.750%, 6/1/17	270,625
445,000	Penske Truck Leasing Co. LP, 3.125%, 5/11/15(c)	447,661
245,000	Roper Industries, Inc., 6.625%, 8/15/13(d)	257,728
350,000	Textron, Inc., 6.200%, 3/15/15	384,641
280,000	Tyco Electronics Group SA, 1.600%, 2/3/15	281,171
80,000	United Technologies Corp., 1.200%, 6/1/15	80,931
310,000	Waste Management, Inc., 6.375%, 3/11/15	348,597

		2,071,354

	Materials (3.1%)
245,000	Alcoa, Inc., 6.000%, 7/15/13	256,973
310,000	Dow Chemical Co. (The), 7.600%, 5/15/14	345,081
290,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	289,010
300,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	342,563
352,000	Sealed Air Corp., 7.875%, 6/15/17	380,160

		1,613,787

	Telecommunication Services (3.0%)
325,000	America Movil SAB de CV, 5.500%, 3/1/14	348,041
325,000	AT&T, Inc., 0.875%, 2/13/15	324,757
185,000	Crown Castle International Corp., 9.000%, 1/15/15	201,881
375,000	Telecom Italia Capital SA, 5.250%, 11/15/13	375,937
330,000	Verizon Global Funding Corp., 4.375%, 6/1/13	341,266

		1,591,882

	Utilities (2.7%)
250,000	Duke Energy Corp., 2.150%, 11/15/16	256,076
295,000	Pacific Gas & Electric Co., 4.800%, 3/1/14	313,780
270,000	PSEG Power LLC, 5.500%, 12/1/15	302,433
230,000	Southern California Edison Co., Series 05-A, 5.000%, 1/15/16	259,921
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	273,684

		1,405,894

	Total Corporate Bonds (Cost $29,438,513)	29,622,996

MORTGAGE-BACKED SECURITIES (0.4%)
	Fannie Mae(a) (0.3%)
24,960	6.500%, 8/1/13, Pool #251901	25,607
132,604	6.500%, 4/1/16, Pool #253706	142,356

		167,963

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(a) (0.1%)
$ 10,173	6.500%, 5/1/13, Pool #E00548	$10,399

	Total Mortgage-Backed Securities (Cost $168,198)	178,362

MUNICIPAL BONDS (9.3%)
	California (2.0%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project, Refunding Revenue, Series B, 5.370%, 5/1/15	1,082,810

	Illinois (2.0%)
1,000,000	Illinois State, Build America Bonds, G.O., 4.200%, 7/1/14	1,034,040

	Nebraska (1.4%)
690,000	Nebraska Public Power District General Revenue, Taxable, Series B, 4.850%, 1/1/14	728,102

	New York (2.0%)
1,000,000	New York State Urban Development Corporate, Revenue, Taxable, State Personal Income Tax, Series B, 2.626%, 12/15/14	1,041,220

	Virginia (1.9%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	316,829
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	225,989
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	465,282

		1,008,100

	Total Municipal Bonds (Cost $4,736,693)	4,894,272

U.S. TREASURY NOTES (2.7%)
435,424	0.625%, 4/15/13(f)	436,139
1,000,000	0.375%, 6/15/15	999,141

	Total U.S. Treasury Notes (Cost $1,443,934)	1,435,280

Shares		Fair Value
PREFERRED STOCKS (2.0%)
	Consumer Staples (0.4%)
2	HJ Heinz Finance Co., Series B, 8.000%(c)	$214,625

	Financials (1.6%)
9,993	Duke Realty Corp., REIT, 8.375%	263,116
5,980	Fifth Third Capital Trust VI, 7.250%	152,669
4,530	Kimco Realty Corp., REIT, Series G, 7.750%	116,195
11,166	Vornado Realty LP, REIT, 7.875%	312,648

		844,628

	Total Preferred Stocks (Cost $1,057,615)	1,059,253

INVESTMENT COMPANY (1.9%)
988,554	Federated Treasury Obligations Fund, Institutional Shares	988,554

	Total Investment Company (Cost $988,554)	988,554

Total Investments — 99.4% (Cost $51,756,409)		52,251,901
Net Other Assets (Liabilities) — 0.6%		334,716

NET ASSETS — 100.0%		$52,586,617

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents security purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $284,923.
(f)	Inflation protection security. Principal amount periodically adjusted for inflation.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
$2,331,588	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25(a)	$2,427,093
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)(b)	2,217,750
2,707,950	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29(a)	2,866,065
736,306	Ginnie Mae, Series 1999-17, Class F, 0.543%, 5/16/29(b)	739,940

	Total Collateralized Mortgage Obligations (Cost $7,972,716)	8,250,848

CORPORATE BONDS (4.4%)
	Financials (4.4%)
1,570,000	Aflac, Inc., 8.500%, 5/15/19	2,049,495
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,044,051
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,088,672

	Total Corporate Bonds (Cost $4,910,475)	5,182,218

MORTGAGE-BACKED SECURITIES (25.6%)
	Fannie Mae(a) (14.5%)
1,333,180	5.000%, 1/1/18, Pool #650205	1,443,484
1,277,900	4.500%, 3/1/18, Pool #555292	1,376,021
1,963,682	3.584%, 9/1/20, Pool #FN0000	2,140,027
584,381	5.500%, 1/1/33, Pool #678321	642,822
1,345,610	5.000%, 7/1/33, Pool #724965	1,462,528
412,190	5.000%, 8/1/33, Pool #724365	449,063
248,165	5.000%, 10/1/33, Pool #753298	269,585
1,974,403	6.500%, 11/1/34, Pool #783476	2,218,802
2,402,077	5.500%, 9/1/35, Pool #835787	2,634,791
1,042,212	6.000%, 7/1/37, Pool #938378	1,145,477
2,964,331	5.500%, 8/1/37, Pool #946238	3,234,830

		17,017,430

	Freddie Mac(a) (7.9%)
1,696,173	4.500%, 2/1/18, Pool #E94445	1,813,954
4,237,044	3.500%, 12/1/25, Pool #G14007	4,529,345
2,000,000	3.000%, 8/15/27(c)	2,086,875
819,769	6.000%, 8/1/37, Pool #P51312	892,952

		9,323,126

	Ginnie Mae (3.2%)
467,518	6.500%, 12/20/38, Pool #4311	517,499
521,444	6.500%, 1/20/39, Pool #4338	577,191
915,680	5.000%, 11/20/38, Pool #4283	971,440
1,523,384	5.500%, 8/20/39, Pool #4514	1,630,489

		3,696,619

	Total Mortgage-Backed Securities (Cost $27,899,108)	30,037,175

MUNICIPAL BONDS (5.3%)
	Illinois (1.7%)
1,000,000	Illinois, Taxable Building Public Improvements Revenue, 1.998%, 6/15/18	1,003,980
1,000,000	Illinois, Taxable Building Public Improvements Revenue, 3.081%, 6/15/23	1,015,000

		2,018,980

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York (1.8%)
$1,950,000	New York, Build America Bonds, Highway Improvements G.O., 4.090%, 3/1/18	$2,154,360

	North Carolina (1.8%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	2,046,065

	Total Municipal Bonds (Cost $5,889,775)	6,219,405

U.S. GOVERNMENT AGENCIES (25.7%)
	Fannie Mae(a) (13.7%)
5,000,000	1.000%, 7/27/21, STEP	5,001,785
4,519,000	1.000%, 1/30/24, STEP	4,534,704
3,000,000	1.000%, 12/28/26, STEP	3,000,312
1,390,000	1.000%, 1/25/27, STEP	1,389,001
1,500,000	6.250%, 5/15/29	2,160,057

		16,085,859

	Federal Farm Credit Bank (5.1%)
5,000,000	4.670%, 2/27/18	5,968,665

	Federal Home Loan Bank (0.9%)
1,045,000	2.000%, 1/26/24, STEP	1,041,174

	Freddie Mac(a) (6.0%)
2,000,000	4.875%, 6/13/18	2,422,160
4,000,000	3.750%, 3/27/19	4,620,124

		7,042,284

	Total U.S. Government Agencies (Cost $28,751,328)	30,137,982

U.S. TREASURY NOTES (31.7%)
7,619,920	0.625%, 4/15/13(d)	7,632,424
5,979,545	1.250%, 4/15/14(d)	6,173,414
3,000,000	3.000%, 2/28/17	3,315,702
2,026,000	0.125%, 4/15/17(d)	2,138,717
2,000,000	3.500%, 2/15/18	2,288,282
5,000,000	1.125%, 5/31/19	5,007,810
3,000,000	3.125%, 5/15/21	3,415,314
5,000,000	6.250%, 8/15/23	7,262,500

	Total U.S. Treasury Notes (Cost $35,704,622)	37,234,163

U.S. TREASURY BILLS(e) (1.7%)
2,000,000	0.175%, 5/30/13	1,996,502

	Total U.S. Treasury Bills (Cost $1,996,827)	1,996,502

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.5%)
1,814,071	Federated Treasury Obligations Fund, Institutional Shares	$1,814,071

	Total Investment Company (Cost $1,814,071)	1,814,071

Total Investments — 102.9% (Cost $114,938,922)		120,872,364
Net Other Assets (Liabilities) — (2.9)%		(3,398,904)

NET ASSETS — 100.0%		$117,473,460

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

(c)	Represents securities purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $2,080,938.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

G.O. — General Obligation

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.2%)
$2,300,000	Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1, 0.452%, 12/15/16(a)	$2,302,265
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.282%, 7/15/14(a)(b)	2,154,037
1,055,270	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,022,946
650,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.302%, 6/15/15(a)	649,997
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.302%, 10/15/15(a)	4,099,975
2,025,919	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,082,061

	Total Asset Backed Securities (Cost $12,285,711)	12,311,281

COLLATERALIZED MORTGAGE OBLIGATIONS (8.7%)
1,596,446	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.178%, 4/25/35(a)	1,548,235
1,307,921	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,282,051
2,072,960	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,934,839
477,807	Banc of America Mortgage Securities, Inc., Series 2005-3, Class 1A24, 5.500%, 4/25/35	497,037
668,108	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	696,845
446,373	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	473,722
1,526,579	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,514,468
669,065	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	692,766
1,180,118	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	1,216,728
347,724	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	351,675
483,210	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	501,515
170,225	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 1A2, 5.250%, 7/25/34	172,015
1,182,013	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,225,118
950,273	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	998,464
584,433	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	597,487
3,466,148	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(c)	3,580,864
1,283,979	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(c)	1,397,129
1,224,535	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(c)	1,315,968

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,746,012	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(c)	$1,841,772
770,252	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	805,727
869,533	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(c)	890,793
877,508	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(c)	910,986
1,453,166	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40(c)	1,633,630
2,494,872	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	2,754,890
1,017,378	MASTER Seasoned Securities Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	993,637
1,250,620	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,270,220
338,092	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	360,124
945,136	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	954,904
1,722,305	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	1,735,163
912,793	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.767%, 12/25/34(a)	868,617
2,381,005	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.786%, 6/25/34(a)	2,215,768
1,750,351	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	1,839,634
1,893,759	Structured Asset Securities Corp., Series 2005-6, Class 5A2, 5.000%, 5/25/35	1,932,145
1,050,089	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,065,382
212,159	Structured Asset Securities Corp., Series 2005-17, Class 4A3, 5.500%, 10/25/35	212,095
939,385	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	974,199
1,934,985	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	1,712,843
2,147,877	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.661%, 10/25/35(a)	2,015,787
961,815	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	989,196

	Total Collateralized Mortgage Obligations (Cost $47,166,673)	47,974,438

COMMERCIAL MORTGAGE-BACKED SECURITIES (11.5%)
4,506,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/47	4,986,502
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.365%, 11/10/42(a)	2,634,217
4,799,805	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	5,419,047

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$564,956	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	$585,099
1,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.468%, 6/11/41(a)	1,067,467
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.394%, 7/15/44(a)	2,159,736
3,100,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,509,290
2,760,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4, 5.230%, 12/15/40(a)	3,050,868
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,623,010
600,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)	617,725
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,900,298
4,334,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	4,798,401
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(d)	2,418,569
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42.	2,125,274
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	3,296,068
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	2,096,780
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,820,523
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	512,239
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,685,088
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.649%, 3/12/44(a)	2,563,586
3,700,000	Morgan Stanley Capital I, Inc., Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	4,052,273
700,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a) .	705,394
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	305,215
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,120,764
3,170,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,436,920
1,046,034	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	1,083,340

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.441%, 12/15/44(a)	$794,687

	Total Commercial Mortgage-Backed Securities (Cost $60,537,014)	63,368,380

CORPORATE BONDS (25.7%)
	Consumer Discretionary (2.3%)
888,000	CBS Corp., 8.875%, 5/15/19	1,174,279
2,837,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(b)	4,129,872
1,049,000	Delphi Corp., 5.875%, 5/15/19	1,119,807
1,096,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	1,194,336
938,000	Home Depot, Inc. (The), 5.875%, 12/16/36	1,200,849
601,000	NBCUniversal Media LLC, 5.950%, 4/1/41	709,467
1,750,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	1,764,180
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	938,568
651,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	655,519

		12,886,877

	Consumer Staples (1.8%)
738,000	Altria Group, Inc., 9.950%, 11/10/38	1,173,470
564,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	771,418
987,000	Beam, Inc., 3.250%, 5/15/22	992,687
1,000,000	Coca-Cola Co. (The), 3.150%, 11/15/20	1,071,385
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,307,595
770,000	Flowers Foods, Inc., 4.375%, 4/1/22	778,181
914,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(d)	937,912
1,000,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(d)	1,106,857
1,237,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,609,921

		9,749,426

	Energy (4.2%)
1,655,000	BP Capital Markets PLC, 3.200%, 3/11/16	1,760,271
744,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(d)	771,287
832,000	Devon Energy Corp., 3.250%, 5/15/22	846,465
1,668,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,083,292
1,435,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	1,622,783
870,000	Halliburton Co., 4.500%, 11/15/41	912,330
1,160,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	1,175,210
856,000	NuStar Logistics LP, 7.650%, 4/15/18(b)	997,393
1,427,000	Occidental Petroleum Corp., 1.750%, 2/15/17	1,451,079
1,360,000	Petrobras International Finance Co., 3.500%, 2/6/17	1,396,018
822,000	Phillips 66, 4.300%, 4/1/22(d)	864,717
895,000	Pioneer Natural Resources Co., 3.950%, 7/15/22	897,165
1,249,000	Plains All American Pipeline LP, 5.000%, 2/1/21	1,411,359
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(d)	1,180,751
650,000	Shell International Finance BV, 6.375%, 12/15/38	919,810
1,210,000	Statoil ASA, 3.150%, 1/23/22	1,262,820
918,000	Talisman Energy, Inc., 5.500%, 5/15/42	942,944
850,000	Western Gas Partners LP, 4.000%, 7/1/22	850,000

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$1,426,000	Williams Partners LP, 7.250%, 2/1/17	$1,708,646

		23,054,340

	Financials (9.9%)
586,000	Aflac, Inc., 8.500%, 5/15/19	764,971
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	913,315
850,000	Alleghany Corp., 4.950%, 6/27/22	866,079
1,102,000	American International Group, Inc., 3.800%, 3/22/17	1,123,368
1,320,000	Bank of America Corp., 5.700%, 1/24/22	1,453,708
880,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	890,327
1,318,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	1,371,193
916,000	BlackRock, Inc., 3.375%, 6/1/22	929,491
603,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	786,998
453,000	CIT Group, Inc., 4.750%, 2/15/15(d)	463,759
1,504,931	CIT Group, Inc., 7.000%, 5/2/17(d)	1,507,752
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,048,479
1,447,000	Colonial Realty LP, 6.250%, 6/15/14(b)	1,532,168
766,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	779,200
803,000	Credit Suisse, 5.400%, 1/14/20	835,175
927,000	CubeSmart LP, REIT, 4.800%, 7/15/22	937,099
1,000,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	980,050
1,000,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(b)	1,067,022
1,498,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(b)	1,664,846
2,661,000	General Electric Capital Corp., 2.950%, 5/9/16	2,745,968
1,565,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	2,019,057
810,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/22	855,039
1,549,000	Health Care REIT, Inc., 4.125%, 4/1/19(e)	1,573,403
749,000	ING Bank NV, 4.000%, 3/15/16(b)(d)	754,092
1,036,000	Jefferies Group, Inc., 8.500%, 7/15/19(b)	1,124,060
1,014,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	1,037,900
2,794,000	JPMorgan Chase & Co., 4.350%, 8/15/21	2,948,782
959,000	KeyCorp, MTN, 5.100%, 3/24/21(b)	1,069,581
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	815,560
748,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(d)	750,002
1,990,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,226,683
657,000	MetLife, Inc., 6.750%, 6/1/16	770,398
1,924,000	Morgan Stanley, 5.375%, 10/15/15	1,966,749
1,212,000	Morgan Stanley, MTN, 6.625%, 4/1/18(b)	1,267,228
1,570,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,573,029
1,039,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	1,505,495
500,000	PNC Bank N.A., BKNT, 4.875%, 9/21/17	553,259
1,007,000	PNC Bank N.A., BKNT, 6.000%, 12/7/17	1,172,390
707,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(b)	839,563
2,120,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(b)(d)	2,152,958

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,252,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	$1,756,313
974,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	987,942
748,000	SunTrust Banks, Inc., 3.500%, 1/20/17	774,350
989,000	Wachovia Bank N.A., MTN, 5.600%, 3/15/16	1,106,869

		54,261,670

	Health Care (1.7%)
867,000	Cigna Corp., 5.375%, 2/15/42	922,484
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,209,891
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(d)	879,943
390,000	Gilead Sciences, Inc., 5.650%, 12/1/41	454,607
814,000	Mylan, Inc., 7.625%, 7/15/17(d)	895,400
1,491,000	Teva Pharmaceutical Finance IV, LLC, 3.650%, 11/10/21	1,568,201
1,390,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16.	1,437,539
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	1,217,611
832,000	WellPoint, Inc., 4.350%, 8/15/20	914,828

		9,500,504

	Industrials (2.0%)
957,000	ADT Corp. (The), 4.875%, 7/15/42(d)	937,469
1,101,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	1,197,753
1,397,000	Corrections Corp. of America, 7.750%, 6/1/17	1,512,253
1,835,000	George Washington University (The), 3.485%, 9/15/22	1,932,439
1,335,000	Penske Truck Leasing Co. LP, 3.125%, 5/11/15(d)	1,342,983
905,000	Republic Services, Inc., 3.550%, 6/1/22	914,782
925,000	Textron, Inc., 4.625%, 9/21/16	998,419
761,000	URS Corp., 5.000%, 4/1/22(d)	751,690
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21(b)	1,183,061
375,000	Waste Management, Inc., 7.375%, 3/11/19	473,405

		11,244,254

	Information Technology (0.5%)
546,000	Altera Corp., 1.750%, 5/15/17	550,041
855,000	Oracle Corp., 5.375%, 7/15/40	1,047,572
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(d)	1,210,856

		2,808,469

	Materials (1.1%)
399,000	Bemis Co., Inc., 4.500%, 10/15/21	430,614
1,558,000	Dow Chemical Co. (The), 4.250%, 11/15/20	1,690,223
573,000	Ecolab, Inc., 5.500%, 12/8/41	687,483
783,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	770,376
691,000	Newmont Mining Corp., 4.875%, 3/15/42	673,793
738,000	Rock-Tenn Co., 4.900%, 3/1/22(d)	760,280
868,000	Sealed Air Corp., 6.875%, 7/15/33(d)	833,280

		5,846,049

	Telecommunication Services (0.9%)
508,000	AT&T, Inc., 5.550%, 8/15/41	605,514
1,394,000	Crown Castle International Corp., 9.000%, 1/15/15	1,521,203
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(b)	766,632

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$1,539,000	Verizon Communications, Inc., 6.350%, 4/1/19 .	$1,918,356

		4,811,705

	Utilities (1.3%)
968,000	Consumers Energy Co., 2.850%, 5/15/22	984,681
1,619,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	2,119,143
550,000	PSEG Power LLC, 5.500%, 12/1/15	616,068
471,000	PSEG Power LLC, 2.750%, 9/15/16	479,023
902,000	Puget Energy, Inc., 5.625%, 7/15/22(d)	926,805
1,389,000	Southern Co., (The), 1.950%, 9/1/16	1,422,503
454,000	Virginia Electric and Power Co., 2.950%, 1/15/22	467,719

		7,015,942

	Total Corporate Bonds (Cost $134,930,475)	141,179,236

MORTGAGE-BACKED SECURITIES (38.6%)
	Fannie Mae(c) (20.1%)
7,872	6.000%, 10/1/13, Pool #252061	8,382
68,984	5.000%, 8/1/20, Pool #832058	74,702
201,109	5.000%, 8/1/20, Pool #838787	217,780
34,289	5.000%, 5/1/22, Pool #256716	37,029
291,977	6.000%, 7/1/22, Pool #944967	320,894
599,126	5.000%, 5/1/23, Pool #976197	646,355
1,277,947	4.000%, 5/1/24, Pool #AA4622	1,359,898
158,293	5.000%, 10/1/24, Pool #AD0339	170,771
419,896	5.000%, 9/1/25, Pool #255892	459,279
1,970,060	4.000%, 12/1/25, Pool #AH0973	2,096,394
3,349,250	4.000%, 4/1/26, Pool #AI1247	3,566,121
4,845,431	3.500%, 6/1/26, Pool #AB3171	5,125,192
4,503,206	3.500%, 8/1/26, Pool #310096	4,763,208
1,517,578	4.000%, 8/1/26, Pool #AI9798	1,615,844
4,546,424	3.000%, 9/1/26, Pool #AJ1436	4,769,214
4,634,590	3.500%, 2/1/27, Pool #AK0706	4,902,178
869,024	5.500%, 2/1/27, Pool #256600	950,499
6,888,026	3.000%, 3/1/27, Pool #AK7410	7,228,790
2,109,931	4.000%, 10/1/31, Pool #MA0878	2,272,234
2,365,931	4.000%, 2/1/32, Pool #MA0977	2,547,927
273,432	6.500%, 1/1/35, Pool #809198	311,533
1,437,352	5.500%, 3/1/35, Pool #787561	1,576,603
135,943	6.000%, 4/1/35, Pool #735503	152,793
106,849	7.000%, 6/1/35, Pool #255820	124,400
247,502	7.000%, 6/1/35, Pool #830686	288,158
976,304	5.500%, 10/1/35, Pool #817568	1,070,888
2,033,763	5.000%, 1/1/36, Pool# 745148	2,211,740
494,818	6.500%, 3/1/36, Pool #866062	558,665
302,855	6.500%, 7/1/36, Pool #885493	341,932
1,819,929	6.000%, 7/1/37, Pool #940807	2,005,560
5,035,941	5.500%, 8/1/37, Pool #995082	5,533,267
359,030	6.000%, 9/1/37, Pool #955005	395,651
4,136,026	6.000%, 12/1/37, Pool #960393	4,557,896
1,700,803	6.000%, 7/1/38, Pool #AD0119	1,873,254
3,964,729	4.500%, 1/1/40, Pool #AC8568	4,254,670
4,322,526	4.500%, 6/1/40, Pool #AD6432	4,652,142
1,603,269	5.000%, 6/1/40, Pool #AD4927	1,743,624
1,382,713	5.000%, 6/1/40, Pool #AD8718	1,503,760
984,728	5.000%, 6/1/40, Pool #AD8842	1,066,011
1,731,574	4.000%, 12/1/40, Pool #AH0297	1,845,834
4,529,269	4.500%, 12/1/40, Pool #AH1100	4,874,650
1,317,108	4.000%, 2/1/41, Pool #AH4874	1,404,431

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(c) — (continued)
$3,054,834	4.000%, 3/1/41, Pool #AH8824	$3,257,365
3,632,289	4.500%, 5/1/41, Pool #AI1023	3,916,081
8,309,516	4.000%, 1/1/42, Pool #AK0685	8,912,308
4,619,353	4.000%, 1/1/42, Pool #MA0956	4,925,610
4,173,000	4.500%, 7/15/42(e)	4,476,194

		110,967,711

	Freddie Mac(c) (14.7%)
426,840	5.000%, 5/1/20, Pool #B19275	458,837
540,218	5.500%, 10/1/21, Pool #G12425	589,484
430,515	5.000%, 12/1/21, Pool #J04025	462,519
641,331	5.000%, 7/1/25, Pool #C90908	697,223
6,632,042	4.000%, 9/1/25, Pool #J12911	7,012,777
5,876,472	3.000%, 2/1/27, Pool #E03049	6,157,282
4,102,243	3.000%, 3/1/27, Pool #E03077	4,298,271
3,325,631	3.000%, 4/1/27, Pool #E03088	3,484,548
3,793,219	2.500%, 5/1/27, Pool #G14433	3,907,506
7,747,383	3.500%, 4/1/32, Pool #C91437	8,197,199
2,637,164	3.500%, 5/1/32, Pool #C91447	2,790,278
1,094,327	5.500%, 7/1/35, Pool #A36540	1,196,584
327,736	6.000%, 7/1/35, Pool #A36304	361,114
626,246	5.000%, 3/1/36, Pool #G08115	675,050
123,451	6.500%, 5/1/36, Pool #A48509	138,618
195,696	5.000%, 7/1/36, Pool #G02291	210,610
2,734,780	5.000%, 2/1/37, Pool #A57714	2,939,786
259,799	6.000%, 8/1/37, Pool #A64067	285,122
2,918,037	6.000%, 8/1/37, Pool #A64401	3,214,306
952,076	6.000%, 8/1/37, Pool #A64981	1,044,873
724,033	5.500%, 1/1/38, Pool #A71523	787,842
655,050	5.500%, 3/1/38, Pool #G04044	712,165
2,140,988	5.500%, 10/1/38, Pool #G04814	2,329,674
673,715	5.000%, 2/1/39, Pool #G05253	724,219
4,316,477	4.500%, 7/1/39, Pool #G05535	4,611,909
570,140	4.500%, 10/1/39, Pool #A89346	609,162
6,680,076	5.500%, 1/1/40, Pool #G06021	7,268,794
1,963,624	6.000%, 5/1/40, Pool #G06840	2,155,014
2,040,519	5.000%, 6/1/40, Pool #C03479	2,211,335
1,782,693	3.793%, 7/1/40, Pool #1B4948(a)	1,887,691
3,936,947	5.000%, 7/1/40, Pool #A93070	4,266,518
2,038,080	4.000%, 9/1/40, Pool #A93643	2,165,558
2,729,074	4.000%, 2/1/41, Pool #A96849	2,899,774

		80,751,642

	Ginnie Mae (3.8%)
1,457,958	5.500%, 1/15/39, Pool #646685	1,618,781
5,489,372	4.500%, 3/15/39, Pool #697957	6,012,548
2,333,279	4.500%, 2/15/40, Pool #737031	2,559,302
1,111,513	5.000%, 2/15/40, Pool #737037	1,227,132
4,036,872	4.500%, 9/20/40, Pool #4801	4,460,506
4,480,000	5.000%, 7/15/41(e)	4,929,400

		20,807,669

	Total Mortgage-Backed Securities (Cost $208,257,168)	212,527,022

MUNICIPAL BONDS (9.8%)
	California (1.1%)
1,285,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,659,667

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	$4,295,774

		5,955,441

	Connecticut (0.6%)
3,000,000	Connecticut State, Special Tax Obligation Revenue, Build America Bonds, Transition Infrastructure, Direct Pay, Series B, 4.126%, 11/1/20	3,365,040

	District of Columbia (0.5%)
1,990,000	District of Columbia, Income Tax Secured Revenue, Refunding, Series A, Callable 12/1/22 @ 100, 5.000%, 12/1/23	2,474,107

	Florida (0.5%)
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,586,725

	Illinois (1.1%)
1,500,000	Illinois, Refunding G.O., 5.000%, 8/1/16	1,676,565
4,500,000	Illinois, Taxable Building Public Improvements Revenue, 3.081%, 6/15/23	4,567,500

		6,244,065

	New Jersey (0.5%)
1,200,000	Bergen County, NJ, Improvement Authority, Guaranteed Governmental Loan Refunding Revenue, Pooled Eri Unrefunded Liability Project (Municipal Government Guaranteed), 2.659%, 3/15/20	1,217,496
1,250,000	Bergen County, NJ, Improvement Authority, Guaranteed Governmental Loan Refunding Revenue, Pooled Eri Unrefunded Liability Project (Municipal Government Guaranteed), 2.959%, 3/15/21	1,271,050

		2,488,546

	New Mexico (0.0%)
5,000	New Mexico, Public Improvements Revenue, Series A1, 5.000%, 7/1/15	5,656

	New York (1.8%)
1,735,000	New York City Municipal Water Finance Authority Revenue, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,996,517
750,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.445%, 6/15/20	750,263
900,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.745%, 6/15/22	898,821
2,900,000	New York, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,357,707
1,640,000	New York, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,927,820
956,000	New York, Refunding G.O., Series E, Callable 2/1/22 @ 100, 5.000%, 8/1/23	1,150,766

		10,081,894

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina (1.0%)
$4,500,000	North Carolina, Eastern Municipal Power Agency, Power System Revenue, Taxable, Series C, 2.440%, 1/1/17	$4,517,235
940,000	Raleigh, Public Improvements G.O., Series B, 5.000%, 4/1/22	1,201,997

		5,719,232

	Texas (1.5%)
1,500,000	Garland, Refunding G.O., Independent School District (Permanent School Fund Guaranteed), 5.000%, 2/15/21	1,870,965
2,423,000	Houston, Refunding, Public Improvements G.O., Series A, 5.000%, 3/1/21	2,987,099
2,845,000	San Antonio, Electric & Gas Revenue, Refunding Bonds, 5.000%, 2/1/23	3,564,415

		8,422,479

	Virginia (0.5%)
2,365,000	Virginia, Commonwealth Transportation Board, Transportation Revenue, Capital Projects, 5.000%, 5/15/22	2,970,771

	Washington (0.5%)
2,015,000	Washington State, Refunding G.O., Motor Vehicle, Series R-2012D, 5.000%, 7/1/22	2,526,427

	West Virginia (0.2%)
915,000	West Virginia State, Higher Education Policy Commission Refunding Revenue, Higher Education Facilities, Series A, 5.000%, 4/1/22	1,091,622

	Total Municipal Bonds (Cost $52,135,182)	53,932,005

U.S. TREASURY BONDS (1.5%)
7,410,000	3.125%, 2/15/42	7,958,799

	Total U.S. Treasury Bonds (Cost $7,892,959)	7,958,799

U.S. TREASURY NOTES (1.2%)
6,630,419	0.625%, 4/15/13(f)	6,641,299
112,000	1.750%, 5/15/22	112,910

	Total U.S. Treasury Notes (Cost $6,881,850)	6,754,209

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (1.3%)
	Consumer Staples (0.3%)
14	HJ Heinz Finance Co., Series B, 8.000%(d)	$1,502,375

	Financials (0.9%)
61,601	Citigroup Capital XIII, 7.875%	1,681,091
40,064	Fifth Third Capital Trust VI, 7.250%	1,022,834
43,300	Kimco Realty Corp., REIT, Series G, 7.750%	1,110,645
44,825	US Bancorp, Series F, 6.500%	1,281,099

		5,095,669

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	716,800

	Total Preferred Stocks (Cost $7,043,831)	7,314,844

INVESTMENT COMPANY (0.2%)
995,987	Federated Treasury Obligations Fund, Institutional Shares	995,987

	Total Investment Company (Cost $995,987)	995,987

Total Investments — 100.7% (Cost $538,126,850)		554,316,201
Net Other Assets (Liabilities) — (0.7)%		(3,816,973)

NET ASSETS — 100.0%		$550,499,228

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on when-issued basis.
(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Represents securities purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $10,978,997.
(f)	Inflation protection security. Principal amount periodically adjusted for inflation.

AMBAC — American Municipal Bond Insurance Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

N.A. — North America

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.7%)
	Kentucky (96.7%)
$ 75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100 (State Intercept), OID, 4.750%, 3/1/22	$85,033
260,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	299,052
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	560,585
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (AGC), 5.250%, 2/1/18	328,758
500,000	Eastern Kentucky University Refunding Revenue, Series A (State Intercept), 5.000%, 4/1/24	598,315
105,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (AGC), 4.375%, 9/1/17	119,167
300,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/15	333,843
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	613,025
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	111,711
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	583,130
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	352,536
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	543,739
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	591,085
670,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	753,636
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39(a)	547,115
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Revenue, Series A, 5.000%, 6/1/16	547,495
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	609,468

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	$601,815
220,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	260,267
5,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	5,719
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	570,875
500,000	Kentucky State Infrastructure Authority, Waste Water & Drinking Water Revolving Fund Revenue, Series A, Callable 2/1/22 @ 100, 5.000%, 2/1/28	594,245
500,000	Kentucky State Property & Buildings Commission, Project No. 101 Refunding Revenue, 5.000%, 10/1/19	597,915
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	516,661
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	558,503
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	466,162
500,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	549,535
620,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	715,381
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	292,931
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	453,387
700,000	Letcher County, KY, School District Finance Corp., Refunding Revenue (State Intercept), 3.000%, 6/1/21	741,580
500,000	Lexington-Fayette Urban County, Kentucky Airport Board, General Airport Refunding Revenue, Series A, 5.000%, 7/1/19	599,950
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	547,035
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Louisville Gas & Electric Co. Refunding Revenue, Series A, 1.650%, 10/1/33(a)	507,310
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	573,270

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	$670,286
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	874,306
500,000	Louisville Kentucky Regional Airport Authority Refunding Revenue, Series B, 3.000%, 7/1/15	525,655
790,000	Northern Kentucky University, University and College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC), OID, 4.250%, 9/1/21	862,680
500,000	Owensboro, KY, Refunding & Improvements G.O., Series B, 3.000%, 6/1/21	523,675
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (AGC), 5.250%, 9/15/21	629,877
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	642,336
610,000	Pike County, KY, School District Finance Corp. Pike County School Building Revenue (State Intercept), 3.000%, 11/1/20	655,415
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	768,950
270,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	317,701
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue (State Intercept), OID, 4.000%, 11/1/17	345,711
225,000	Somerset, KY, Water System Revenue, Series B, Callable 7/30/12 @ 100 (AGM), OID, 4.375%, 12/1/18	225,855
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	399,544

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	$424,794

	Total Municipal Bonds (Cost $22,825,720)	24,597,019

Shares
INVESTMENT COMPANY (4.3%)
1,094,227	Federated Tax-Free Obligations Fund, Institutional Class	1,094,227

	Total Investment Company (Cost $1,094,227)	1,094,227

Total Investments — 101.0% (Cost $23,919,947)		25,691,246
Net Other Assets (Liabilities) — (1.0)%		(266,054)

NET ASSETS — 100.0%		$25,425,192

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.5%)
	Maryland (96.5%)
$ 500,000	Anne Arundel County, MD, Construction General Improvements Refunding G.O., 4.000%, 4/1/20	$587,305
800,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	952,600
1,350,000	Baltimore, MD, Construction Public Improvement G.O., Series A (AGM), 5.000%, 10/15/16	1,593,203
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	706,230
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	283,580
540,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	629,073
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	582,885
1,000,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/21	1,177,450
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	559,645
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	184,626
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	194,435
500,000	Howard County, MD, Refunding G.O., Series B, Callable 8/15/21 @ 100, 4.000%, 8/15/28	546,335
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	268,035
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	863,443
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	469,594
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	330,731
505,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	562,590
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	303,035
185,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	201,853
500,000	Maryland Economic Development Corp., Public Health Labratory Revenue, 5.000%, 6/1/20	613,000
420,000	Maryland Economic Development Corp., Public Health Labratory Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	493,076
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (AGC), 5.000%, 6/1/16	809,794

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	$629,986
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/30/12 @ 100, 5.500%, 7/1/13	571,949
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/2/12 @ 100, 6.000%, 7/1/20	250,117
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Revenue, Series A, 5.000%, 7/1/19	1,256,933
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	200,892
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	999,774
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Revenue, Series A, Callable 7/1/22 @100, 5.000%, 7/1/26	557,040
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,566,823
35,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 7/30/12 @ 100, OID, 5.500%, 7/1/13	35,578
125,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Issue Revenue, Series A, Callable 7/30/12 @ 100 (AGM), OID, 4.750%, 8/15/18	125,289
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Revenue, 5.000%, 8/15/19	388,568
460,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 7/30/12 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	460,971
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	350,912
125,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	135,697
585,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	612,185
185,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	208,425
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Revenue, 5.000%, 7/1/19	460,432

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	$344,826
555,000	Maryland Industrial Development Financing Authority, McDonogh School Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/28	589,577
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	492,664
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	586,890
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,169,348
1,000,000	Maryland State Transportation Authority, Transportation Facility Project, Refunding Revenue, Callable 7/01/22 @ 100 (G.O. of Authority), 4.500%, 7/1/23	1,198,100
1,050,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,216,887
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	752,161
500,000	Maryland, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	580,040
1,000,000	Maryland, State & Local Facilities Loan Public Improvements G.O., Second Series B, 5.000%, 8/1/14	1,096,740
590,000	Maryland, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	711,398
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	267,705
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	263,013
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	551,205
775,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	879,408
535,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	644,456
500,000	Montgomery County, MD, Department Liquor Control Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	560,545

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	$1,122,910
750,000	Montgomery County, MD, Water Quality Protection Charge Revenue, Series A, 5.000%, 4/1/30	855,855
1,000,000	Ocean City, MD, Refunding G.O., Muni Purpose, 4.000%, 10/1/21	1,162,970
1,000,000	Prince Georges County, MD, Construction & Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	1,207,260
505,000	Prince Georges County, MD, Equipment Acquisition Program Certificates of Participation, 3.000%, 10/15/19	552,283
800,000	Queen Anne’s, MD, Refunding G.O., Public Facilities, 3.000%, 1/15/19	884,792
685,000	Queen Anne’s, MD, Refunding G.O., Public Facilities, 4.000%, 1/15/23	802,361
520,000	Saint Mary’s College of Maryland, Revenue, Refunding Bonds, Series A, 4.000%, 9/1/21	589,035
500,000	Talbot County, MD, School Improvements G.O., 5.000%, 12/15/16	595,140
355,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	378,575

	Total Municipal Bonds (Cost $39,458,144)	41,780,233

Shares
INVESTMENT COMPANY (3.9%)
1,715,780	Federated Maryland Municipal Cash Trust	1,715,780

	Total Investment Company (Cost $1,715,780)	1,715,780

Total Investments — 100.4% (Cost $41,173,924)		43,496,013
Net Other Assets (Liabilities) — (0.4)%		(183,365)

NET ASSETS — 100.0%		$43,312,648

AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Insurance Corp.
FHA — Federal Housing Authority
G.O. — General Obligation
NATL — National
OID — Original Issue Discount
RE — Reinsurance
VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.7%)
	North Carolina (97.7%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,128,680
2,335,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	2,814,586
2,655,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	3,075,154
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,155,365
1,245,000	Brunswick County, NC, Refunding G.O., 4.000%, 2/1/19	1,438,635
1,075,000	Brunswick County, NC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/23	1,296,009
1,565,000	Brunswick County, NC, Refunding Revenue, Series A, Callable 4/1/22 @ 100, 5.000%, 4/1/29	1,832,286
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,122,060
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,196,380
1,060,000	Burlington, NC, Water & Sewer System Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,199,612
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,216,867
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,296,062
1,305,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,568,271
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	2,007,336
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,145,160
1,240,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, 5.000%, 8/1/21	1,542,833
1,160,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,366,364
1,005,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,167,629
1,475,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,739,482
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/19	1,137,540
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/20	1,133,730
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,119,880
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,126,240

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	$1,447,603
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,144,910
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,644,485
4,765,000	Chatham County, NC, Refunding Revenue, 5.000%, 12/1/28	5,860,712
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,357,080
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,337,294
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,818,562
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,392,645
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,196,742
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,285,780
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	371,858
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	394,675
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	496,884
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	605,036
2,170,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,505,721
1,000,000	Franklin County, NC, Public Facilities Projects Certificates of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,126,760
2,825,000	Guilford County, NC, Public Improvements G.O., Series A, Callable 3/1/22 @ 100, 3.000%, 3/1/24	2,953,566
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,147,140
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,161,902
1,000,000	Lee County, NC, Public Facilities Projects Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,148,390
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,122,137
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,949,472
2,000,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/24	2,297,160

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	$849,728
310,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	315,912
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,529,160
1,280,000	Monroe, NC, Combined Enterprise System Refunding Revenue (AGM), 4.000%, 3/1/19	1,459,648
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,110,450
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,121,240
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,682,708
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,286,250
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,259,879
2,500,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, 4.000%, 10/1/19	2,751,700
1,270,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,430,350
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,158,660
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,205,358
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,025,682
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,135,670
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,247,500
2,400,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,976,456
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,151,476
2,065,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,242,177
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,087,269

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	$1,715,162
915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,010,078
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,344,799
1,555,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,609,114
1,270,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,344,257
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,081,710
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,561,540
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,708,199
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Series A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,008,518
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,048,250
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,291,620
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 7/30/12 @ 100, OID, 6.250%, 10/1/19	1,002,130
3,470,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,823,073
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,168,978
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,128,401
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,232,480
2,000,000	North Carolina Medical Care Commission, Wakenmed Refunding Revenue, Series A, 5.000%, 10/1/22	2,355,240

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	$1,245,968
945,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,102,749
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,505,971
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,185,920
4,880,000	North Carolina State, Capital Improvement Revenue, Public Improvements, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,460,037
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,155,100
4,000,000	North Carolina State, Grant Anticipation Revenue, Highway Improvements, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,499,200
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,366,680
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,451,851
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,847,337
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,247,508
2,105,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	2,491,246
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,266,716
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,629,273
1,365,000	Orange County, NC, Public Facilities Co. Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,630,165
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,296,121
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,187,980
1,390,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,632,291
1,395,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,622,720
2,000,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 7/16/12 @ 100, OID, 5.500%, 12/1/15	2,138,660
2,650,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	2,871,646

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	$2,454,763
2,000,000	Raleigh, NC, Combined Enterprise System Refunding Revenue, Series A, Callable 3/1/22 @ 100, 5.000%, 3/1/27	2,417,220
1,525,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,788,825
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,754,182
1,825,000	Smithville, NC, Refunding G.O., 5.000%, 6/1/24	2,233,490
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,156,545
1,000,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,153,140
1,260,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	1,408,113
880,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	972,435
2,185,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,781,942
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/24	1,217,020
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,379,363
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,704,594
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,230,840
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,283,192
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,955,423
3,095,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,773,022
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,760,868
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,334,411
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,674,941

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,000,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.500%, 10/1/17	$1,137,210
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,160,473
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	520,680
1,000,000	Wilkes County, NC, Certificates of Participation (NATL-RE), OID, 4.000%, 6/1/13	1,030,470
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,145,660
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,174,240

	Total Municipal Bonds (Cost $224,780,920)	240,491,698

Shares
INVESTMENT COMPANY (2.1%)
5,264,695	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	5,264,695

	Total Investment Company (Cost $5,264,695)	5,264,695

Total Investments — 99.8% (Cost $230,045,615)		245,756,393
Net Other Assets (Liabilities) — 0.2%		489,621

NET ASSETS — 100.0%		$246,246,014

(a)

The interest rate for this variable rate note, which change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.7%)
	South Carolina (96.7%)
$ 1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,173,210
1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/22 @ 100, 4.000%, 7/15/27	1,061,180
1,000,000	Anderson, SC, Water & Sewer Revenue, Refunding Revenue (AGM), 5.000%, 7/1/17	1,178,750
1,095,000	Anderson, SC, Water & Sewer Revenue, Refunding Revenue (AGM), 5.000%, 7/1/19	1,322,661
1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,136,500
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	627,694
1,055,000	Beaufort County, SC, Refunding Bonds G.O., Series A (State Aid Withholding), 4.000%, 3/1/18	1,220,635
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	513,913
545,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	553,856
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE, FGIC), 5.000%, 3/1/15	309,059
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	875,512
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	720,735
1,000,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	1,102,310
1,000,000	Charleston County, SC, School District Development Corp., Refunding G.O., Series A (SCSDE), 5.000%, 2/1/23	1,265,780
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	665,643
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	549,267
1,295,000	College of Charleston, SC, Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,481,066
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	779,069
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	215,272

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	$447,608
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	375,706
1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	1,189,465
1,075,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,219,598
1,340,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, 5.000%, 5/1/21	1,577,408
500,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	562,020
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/01/22 @ 100, 5.000%, 10/1/24	1,125,390
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	434,484
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	580,949
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,333,390
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (AGC), 5.000%, 12/1/16	559,800
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	695,968
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	920,849
480,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	548,050
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	848,620
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,239,390
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,174,781
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,147,260
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,070,786
690,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/25	800,607
735,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/23	829,565

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	$850,925
1,000,000	North Charleston, SC, Sewer District G.O., Callable 1/1/21 @100 (State Aid Withholding), 4.000%, 1/1/23	1,133,130
625,000	North Myrtle Beach, SC, G.O. (State Aid Withholding), 4.000%, 3/1/19	719,513
790,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	859,188
565,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	693,520
1,100,000	Orangeburg County, SC, School District No. 5, SC, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,218,316
1,000,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,081,310
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	499,703
870,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	982,195
300,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	350,277
1,000,000	Renewable Water Resources Sewage System, SC, Refunding Revenue,, 4.000%, 1/1/20	1,148,510
250,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	300,677
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,076,140
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	428,130
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	455,142
1,000,000	Rock Hill, SC, Refunding Revenue, Combined, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,165,240
150,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	164,501
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	589,945
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	843,780
545,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	608,324

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	$577,870
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	581,470
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	301,275
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	869,395
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	569,960
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, 5.000%, 2/1/16	279,743
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	646,514
500,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement Palmetto Health Revenue, OID, 5.000%, 8/1/18	564,550
1,050,000	South Carolina State Ports Authority, Revenue, 5.000%, 7/1/19	1,259,139
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	619,504
805,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	919,431
635,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	709,155
715,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	803,538
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	567,770
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	490,489
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	458,716
1,000,000	Spartanburg County, SC, Regional Health Services District, Refunding Bonds, Series A, 5.000%, 4/15/20	1,150,870
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	355,927
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	687,912

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	$1,030,250
250,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 5.000%, 12/15/13	263,995
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	923,533
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	571,250
280,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	322,910
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	445,535

	Total Municipal Bonds (Cost $63,145,209)	66,572,973

Shares
INVESTMENT COMPANY (4.0%)
2,753,345	Federated Tax-Free Obligations Fund, Institutional Class	2,753,345

	Total Investment Company (Cost $2,753,345)	2,753,345

Fair Value
Total Investments — 100.7% (Cost $65,898,554)	$69,326,318
Net Other Assets (Liabilities) — (0.7)%	(473,726)

NET ASSETS — 100.0%	$68,852,592

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.8%)
	District of Columbia (1.3%)
$1,115,000	Metropolitan Washington Airports Authority Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,312,623
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	472,656

		1,785,279

	Virginia (96.5%)
2,760,000	Albemarle County, VA, Economic Development Authority Refunding Revenue, 5.000%, 6/1/20	3,390,577
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,172,060
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,271,780
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,156,710
2,680,000	Arlington County, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 8/1/21	2,963,196
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR, NATL-RE), 5.500%, 7/1/25	1,361,613
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,134,230
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,941,007
875,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 4.000%, 12/1/21	1,026,813
675,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 12/1/22	722,898
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,251,833
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,489,750
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	562,082
600,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	703,872
1,500,000	Fairfax County, VA, Economic Development Authority, Route 28 Project Refunding Revenue, Callable 4/1/22 @ 100, 3.000%, 4/1/24	1,497,015
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project Refunding Revenue, 5.000%, 6/1/22	3,106,525
1,620,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project Refunding Revenue, Callable 6/1/22 @ 100, 3.000%, 6/1/23	1,666,445
1,000,000	Fairfax County, VA, Economic Development Authority, Route 28 Project Refunding Revenue, 4.000%, 4/1/22	1,145,700

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	$1,155,170
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 4.000%, 5/15/14	1,064,610
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	954,191
915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,025,605
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,199,860
775,000	Harrisonburg, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	942,671
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,110,980
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,150,320
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,211,148
555,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	566,433
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,693,218
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,945,358
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Project Revenue, 5.000%, 2/1/18	1,565,429
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,120,540
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,296,719
1,105,000	Newport News, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 2/1/15	1,233,655
2,000,000	Newport News, VA, Refunding Public General Improvements-Water G.O., Series A, 4.000%, 7/15/20	2,347,600
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,278,460

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/30/12 @ 100, 3.000%, 1/1/14	$501,165
1,840,000	Norfolk, VA, Capital Improvement, G.O. Series C, 4.000%, 10/1/18	2,137,160
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,183,450
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,020,320
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,176,040
400,000	Northern Virginia Transportation District Commission, VA, Refunding Revenue, Virginia Railway Express Project, Callable 7/13/12 @ 100 (AGM), 5.375%, 7/1/14	401,596
900,000	Northwestern Regional Jail Authority Revenue, Callable 7/1/15 @ 100 (NATL-RE), 5.000%, 7/1/33	976,320
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,075,080
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,210,340
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,593,002
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,140,757
1,175,000	Poquoson, VA, Refunding G.O. (State Aid Withholding), 5.000%, 2/15/19	1,428,882
1,160,000	Poquoson, VA, Refunding G.O. (State Aid Withholding), 5.000%, 2/15/21	1,434,386
1,325,000	Portsmouth, VA, Public Utilities Refunding G.O., Series A, Callable 7/15/22 @ 100 (State Aid Withholding), 5.000%, 7/15/24	1,622,754
1,655,000	Portsmouth, VA, Public Utilities Refunding G.O., Series A (State Aid Withholding), 4.000%, 7/15/19	1,923,391
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,732,651
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,299,844
1,500,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	1,664,265
1,175,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,253,831
1,035,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,156,043
1,520,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,742,604
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	924,026

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	$1,193,786
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	996,050
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,218,947
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,792,242
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,143,270
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,645,808
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	180,817
355,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	381,593
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	642,048
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue, Series B (AGC), OID, 4.250%, 8/1/15	403,335
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	852,753
1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,658,077
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,062,797
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,138,700
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,498,926
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,868,314

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project Refunding Revenue, 5.000%, 9/1/19	$1,235,370
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B, 5.000%, 9/1/20	2,232,803
825,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21st Century College & Equipment, Series A, Callable 2/1/18 @ 100 (State Appropriation), 5.000%, 2/1/21	968,591
2,130,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/17 @ 100 (State Aid Withholding), OID, 4.500%, 9/1/26	2,376,398
1,495,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/22	1,721,403
1,000,000	Virginia Commonwealth, G.O., Series A1, 4.000%, 6/1/20	1,182,630
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,832,867
1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Refunding Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,171,954
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,652,700
1,500,000	Virginia Port Authority Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,741,035
2,000,000	Virginia Public Building Authority Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,376,300
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,182,860
2,935,000	Virginia Public School Authority, School Financing 1997 Refunding Revenue (G.O. of Authority), OID, 2.000%, 8/1/22	2,837,529
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,150,200
1,150,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,418,605
70,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	80,711
2,060,000	Virginia Resources Authority, State Revolving Fund Revenue, Series B, Callable 10/1/21 @ 100, 4.000%, 10/1/30	2,216,704

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	$2,043,016
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	585,679
1,255,000	Western Regional Jail Authority Revenue, Callable 6/1/17 @ 100 (NATL-RE), 4.750%, 6/1/23	1,391,808
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,099,480

		135,200,086

	Total Municipal Bonds (Cost $128,004,814)	136,985,365

Shares
INVESTMENT COMPANY (1.0%)
1,349,123	Federated Tax-Free Obligations Fund, Institutional Class	1,349,123

	Total Investment Company (Cost $1,349,123)	1,349,123

Total Investments — 98.8% (Cost $129,353,937)		138,334,488
Net Other Assets (Liabilities) — 1.2%		1,675,905

NET ASSETS — 100.0%		$140,010,393

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.7%)
	West Virginia (97.7%)
$1,885,000	Berkeley County Board of Education, WV, Refunding Public School G.O., 2.000%, 5/1/16	$1,960,381
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,024,296
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a)	2,739,925
670,000	Braxton County, WV, Board of Education Public School Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	762,286
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 7/30/12 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,114,185
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,676,012
1,215,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, 4.000%, 6/1/19	1,371,006
1,005,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,182,553
1,495,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,759,122
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 7/30/12 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,489
2,250,000	Greenbrier County, WV, Board of Education Public School Improvements G.O. (AGM), 5.000%, 5/1/18	2,709,585
2,090,000	Hancock County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100 (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,270,806
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,323,115
525,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	616,775
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,600,891
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,782,378
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	2,045,746
3,240,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	3,546,634
800,000	Monongalia County, WV, Board of Education Refunding Public School G.O. (West Virginia Board Commission), 4.000%, 5/1/19	910,936

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,445,000	Monongalia County, WV, Board of Education Refunding Public School G.O. (West Virginia Board Commission), 5.000%, 5/1/20	$1,751,037
1,000,000	Monongalia County, WV, Board of Education Refunding Public School G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 5.000%, 5/1/23	1,205,880
1,000,000	Monongalia County, WV, Board of Education Refunding Public School G.O., Callable 5/1/22 @ 100 (West Virginia Board Commission), 4.000%, 5/1/25	1,072,270
1,585,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,682,081
905,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	933,109
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,068,646
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,276,204
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,462,787
420,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 3.000%, 5/1/17	454,280
520,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 4.000%, 5/1/18	589,950
960,000	Pleasants County, WV, Board of Education Public School Improvements G.O., 4.000%, 5/1/21	1,095,610
795,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	897,094
1,210,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,337,631
1,265,000	Pleasants County, WV, Board of Education Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,376,168
1,000,000	Preston County, WV, Board of Education Public School Improvements G.O. (West Virginia Board Commission), 3.000%, 5/1/19	1,074,670
1,595,000	Preston County, WV, Board of Education Public School Improvements G.O. (West Virginia Board Commission), 4.000%, 5/1/21	1,825,812
1,000,000	Princeton, WV, Princeton Community Hospital Project Refunding Revenue, Series A, 5.000%, 5/1/22	1,091,170
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,446,852
1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,136,640

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	$1,485,372
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,352,819
2,600,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,006,614
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Refunding Revenue, Series B, 4.000%, 11/1/21	841,837
1,000,000	West Virginia Economic Development Authority, Resource Recovery Improvements Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	1,034,350
1,710,000	West Virginia Economic Development Authority, The Diamond Project Refunding Revenue, 3.000%, 12/15/18	1,846,013
2,390,000	West Virginia Economic Development Authority, The Diamond Project Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,548,529
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	783,733
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series A, 5.000%, 4/1/20	1,887,520
1,125,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,195,065
550,000	West Virginia School Building Authority Excess, School Improvements Revenue, 5.000%, 7/1/16	638,990
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	1,621,800
1,600,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,783,728
2,305,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,642,659
2,005,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,342,181
1,790,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	2,070,905

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 2,000,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/20	$2,333,300
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,251,257
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,568,671
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,129,680
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,141,400
1,840,000	West Virginia School Building Authority, WV, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,197,512
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	2,098,486
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	750,291
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	568,315
785,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	859,999
1,655,000	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Revenue, Series A, Callable 6/1/16 @100, OID (AMBAC), 4.750%, 6/1/31	1,700,198
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	870,037
755,000	West Virginia State Housing Development Fund, New Issue Bond Program Refunding Revenue, Series A, 2.750%, 11/1/20	777,620
1,240,000	West Virginia State Housing Development Fund, New Issue Bond Program Refunding Revenue, Series A, Callable 5/1/21 @100, 3.050%, 11/1/22	1,279,618
945,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	1,123,218
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/19	2,454,900
285,000	West Virginia University, University Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	310,861
1,035,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,304,742

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	$610,375
3,540,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	4,010,395
465,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	500,949
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,157,841
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	915,231
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,359,234

	Total Municipal Bonds (Cost $108,994,513)	115,213,257

Shares
INVESTMENT COMPANY (3.7%)
4,323,622	Federated Tax-Free Obligations Fund, Institutional Class	4,323,622

	Total Investment Company (Cost $4,323,622)	4,323,622

Total Investments — 101.4% (Cost $113,318,135)		119,536,879
Net Other Assets (Liabilities) — (1.4)%		(1,670,140)

NET ASSETS — 100.0%		$117,866,739

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital National Tax-Free Money Market Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.7%)
	Arizona (5.5%)
$ 2,000,000	Arizona Health Facilities Authority, Banner Health Refunding Revenue, Series C (Scotiabank), 0.160%, 7/6/12(a)	$2,000,000
1,315,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.220%, 7/6/12(a)	1,315,000
3,780,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (AGC, Royal Bank of Canada), 0.430%, 7/6/12(a)	3,780,000

		7,095,000

	California (5.0%)
6,000,000	Los Angeles Department of Water & Power Authority, CA, Refunding Revenue, SubSeries B2 (Royal Bank of Canada), 0.110%, 7/6/12(a)	6,000,000
500,000	Riverside, CA, Water Refunding Revenue, Series A, 0.230%, 5/1/13(a)	500,000

		6,500,000

	Colorado (3.5%)
4,600,000	Colorado State Housing & Finance Authority, CO, Refunding Revenue, Class 1, Series A2 (FHLB), 0.200%, 7/6/12(a)	4,600,000

	Connecticut (2.9%)
3,830,000	Connecticut Housing Finance Authority, Refunding Revenue, SubSeries F2 (G.O. of Authority, FHLB), 0.130%, 7/6/12(a)	3,830,000

	Georgia (5.4%)
4,130,000	Bartow County Development Authority, GA, VMC Specialty Alloys Revenue (Comerica Bank), 0.180%, 7/6/12(a)	4,130,000
1,115,000	Main Street Natural Gas, Inc., GA, Gas Project Revenue, Series A (Royal Bank of Canada), 0.180%, 7/6/12(a)	1,115,000
1,750,000	Roswell Housing Authority, GA, Multifamily Housing, Belcourt Ltd. Project Refunding Revenue, Series A (Northern Trust Company), 0.180%, 7/6/12(a)	1,750,000

		6,995,000

	Illinois (1.5%)
2,000,000	Illinois State Toll Highway Authority, Highway Improvements Revenue, Series A2A (Bank of Tokyo-Mitsubishi UFJ, Ltd.), 0.200%, 7/6/12(a)	2,000,000

	Indiana (3.1%)
4,000,000	Lawrenceburg, IN, Indiana Michigan Power Co., Project Refunding Revenue, Series H (Bank of Nova Scotia), 0.170%, 7/6/12(a)	4,000,000

	Louisiana (5.5%)
1,400,000	East Baton Rouge Parish, Industrial Development Board, Inc., LA, Exxonmobil Project Revenue, Series A, 0.140%, 7/2/12(a) ..	1,400,000
4,100,000	Louisiana Public Facilities Authority, Air Products & Chemicals Project Revenue, 0.140%, 7/6/12(a)	4,100,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Louisiana — (continued)
$ 1,000,000	Louisiana Public Facilities Authority, Air Products and Chemicals Project Revenue (Air Products and Chemicals, Inc.), 0.150%, 7/2/12(a)	$1,000,000
600,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1, 0.180%, 7/6/12(a)	600,000

		7,100,000

	Massachusetts (6.2%)
5,100,000	Massachusetts Health & Educational Facilities Authority, MA, Partners Health and Hospital Improvements Revenue (Partners Healthcare System, Inc., JP Morgan Chase Bank N.A.), 0.150%, 7/6/12(a)	5,100,000
3,000,000	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System Revenue, Series K1 (Partners Healthcare System, Inc., Wells Fargo Bank N.A.), 0.120%, 7/6/12(a)	3,000,000

		8,100,000

	Minnesota (0.4%)
500,000	Minnesota Public Improvements G.O., Series A, 4.000%, 12/1/12	507,838

	Nevada (3.3%)
4,350,000	Clark County, NV, Las Vegas-McCarran International Airport, Refunding Revenue (Union Bank N.A.), 0.180%, 7/6/12(a)	4,350,000

	New Jersey (3.1%)
1,700,000	New Jersey Health Care Facilities Financing Authority Revenue (AGC, Wells Fargo Bank N.A.), 0.150%, 7/6/12(a)	1,700,000
2,300,000	New Jersey Health Care Facilities Financing Authority, NJ, Robert Wood Johnson Health Care Corp. Refunding Revenue (TD Bank N.A.), 0.140%, 7/6/12(a)	2,300,000

		4,000,000

	New York (12.3%)
4,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, Series A4 (TD Bank N.A.), 0.130%, 7/2/12(a)	4,000,000
200,000	New York State Housing Finance Agency, Gotham West Housing State Multifamily Housing Revenue, Series A2 (Wells Fargo Bank N.A.), 0.140%, 7/6/12(a)	200,000
5,000,000	New York, NY, City Municipal Water Finance Authority, Water and Sewer Improvements, Second Generation Resolution Refunding Revenue, EMCP, Series 7, 0.240%, 8/22/12	5,000,000
1,300,000	New York, NY, City Municipal Water Finance Authority, Water and Sewer Improvements, Second Generation Resolution Refunding Revenue, Series DD1 (TD Bank N.A.), 0.120%, 7/2/12(a)	1,300,000
5,500,000	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue, Series C (JP Morgan Chase Bank N.A.), 0.170%, 7/6/12(a)	5,500,000

		16,000,000

Continued

Sterling Capital National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	North Carolina (2.8%)
$ 3,600,000	Raleigh, NC, Certificate of Participation, Downtown Improvements Projects, Series A (Wells Fargo Bank N.A.), 0.170%, 7/6/12(a)	$3,600,000

	Ohio (13.2%)
3,000,000	Avon, OH, Bond Anticipation Notes, G.O. Series A, 1.000%, 7/3/12	3,000,095
1,500,000	Butler County, OH, Bond Anticipation Notes, G.O., 0.500%, 8/2/12	1,500,000
3,800,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JP Morgan Chase Bank), 0.220%, 7/6/12(a)	3,800,000
2,500,000	Lucas County, OH, Various Purpose Improvement Notes, Cash Flow Management, G.O. Series 1, 1.000%, 7/19/12	2,500,796
4,300,000	Montgomery County, OH, Miami Valley Hospital Revenue, Series B (MedAmerica Health Systems Corporation, JP Morgan Chase Bank N.A.), 0.170%, 7/2/12(a)	4,300,000
1,000,000	Ohio, OH, Refunding Revenue, Series A, 0.350%, 5/30/13	1,000,000
1,000,000	Ohio, OH, Revitalization Project Refunding Revenue, Series A, 0.350%, 5/30/13	1,000,000

		17,100,891

	Oklahoma (0.3%)
350,000	Oklahoma Turnpike Authority, OK, Second Senior Refunding Revenue, Series E (Oklahoma Turnpike Authority, JP Morgan Chase Bank N.A.), 0.170%, 7/2/12(a)	350,000

	Pennsylvania (4.1%)
700,000	Delaware County Industrial Development Authority, PA, Scott Paper Co. Revenue, Series A (Kimberly Clark Corp.), 0.200%, 7/6/12(a)	700,000
4,700,000	Philadelphia School District, Refunding G.O., Series C (TD Bank N.A.), 0.150%, 7/6/12(a)	4,700,000

		5,400,000

	South Carolina (0.4%)
500,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/13 @ 100, 5.125%, 3/1/13	516,213

	Texas (8.7%)
1,250,000	Fort Worth TX Water & Sewer System Refunding Revenue (Fort Worth Texas Water & Sewer System Revenue), 3.000%, 2/15/13	1,271,580
6,000,000	Lower Neches Valley Authority Industrial Development Corp., Refunding Revenue, SubSeries B2 (Exxon Mobil Corp., ExxonMobil International Holdings, Inc.), 0.140%, 7/2/12(a)	6,000,000
3,000,000	Port of Corpus Christi Authority of Nueces County, TX, Flint Hills Resources LLC, Resource Recovery Refunding Revenue, Series A (Flint Hills Resources LLC), 0.230%, 7/6/12(a)	3,000,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Texas — (continued)
$1,000,000	University of Texas System, Refunding Revenue, Series A (University of Texas Permanent University Fund), 5.250%, 8/15/12	$1,006,237

		11,277,817

	Utah (2.4%)
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.230%, 7/6/12(a)	3,125,000

	Virginia (4.0%)
975,000	Hampton Roads Sanitation District, VA, Sewer Improvements Revenue, 2.000%, 11/1/12	980,466
1,560,000	Loudoun County Industrial Development Authority Revenue, Series B (Howard Hughes Medical Institute), 0.130%, 7/6/12(a)	1,560,000
1,850,000	Roanoke Industrial Development Authority, VA, Carilion Health System Revenue, Series A2, (AGM, Wells Fargo Bank N.A. ), 0.170%, 7/2/12(a)	1,850,000
800,000	Virginia College Building Authority, 21St Century College Revenue, Series C (Wells Fargo Bank N.A.), 0.190%, 7/2/12(a)	800,000

		5,190,466

	Wisconsin (6.1%)
1,500,000	Wisconsin Health & Educational Facilities Authority, WI, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.170%, 7/6/12(a)	1,500,000
4,494,000	Wisconsin State of Revenue, 0.310%, 9/6/12	4,494,000
2,000,000	Wisconsin State of Revenue, 0.250%, 9/17/12	2,000,000

		7,994,000

	Total Municipal Bonds (Cost $129,632,225)	129,632,225

Shares		Fair Value
INVESTMENT COMPANY (0.2%)
267,714	BlackRock Liquidity MuniFund	267,714

	Total Investment Company (Cost $267,714)	267,714

Total Investments — 99.9% (Cost $129,899,939)		129,899,939
Net Other Assets (Liabilities) — 0.1%		102,690

NET ASSETS — 100.0%		$130,002,629

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the next reset date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Amortized Cost
CERTIFICATES OF DEPOSIT (17.7%)
	Banks (17.7%)
$5,000,000	Bank of Montreal, Chicago, 0.320%, 12/11/12	$5,000,000
5,000,000	Bank of Nova Scotia, Houston, 0.350%, 7/17/12	5,000,000
10,000,000	Mizuho Corporate Bank, New York, 0.360%, 9/18/12	10,000,000
7,000,000	National Bank of Canada, New York, 0.350%, 8/27/12	7,000,000
19,000,000	Norinchukin Bank, New York, 0.180%, 7/3/12	19,000,000
4,000,000	Royal Bank of Canada, New York, 0.483%, 7/18/12(a)	4,000,000
5,000,000	Sumitomo Mitsui Banking Corp., New York, 0.351%, 7/11/12(a)	5,000,000
6,000,000	Sumitomo Trust & Banking Co., Ltd., New York, 0.370%, 7/10/12	6,000,000
6,000,000	Wells Fargo Bank N.A., 0.170%, 9/17/12	6,000,000
3,000,000	Westpac Banking Corp., New York, 0.339%, 7/2/12(a)	3,000,000
5,000,000	Westpac Banking Corp., New York, 0.343%, 7/17/12(a)	5,000,000

	Total Certificates of Deposit (Cost $75,000,000)	75,000,000

COMMERCIAL PAPER(b) (52.9%)
	Asset Backed Securities (30.4%)
20,000,000	Chariot Funding LLC, 0.190%, 8/13/12(c)	19,995,461
13,000,000	Fairway Finance Co. LLC, 0.280%, 7/9/12(a)(c)	13,000,000
9,000,000	Gotham Funding, 0.210%, 7/25/12(c)	8,998,740
10,000,000	Liberty Street Funding LLC, 0.230%, 7/16/12(c)	9,999,042
5,000,000	Liberty Street Funding LLC, 0.180%, 8/13/12(c)	4,998,925
4,000,000	Manhattan Asset Funding Co. LLC, 0.220%, 7/12/12(c)	3,999,731
12,000,000	Manhattan Asset Funding Co. LLC, 0.210%, 7/17/12(c)	11,998,880
10,000,000	MetLife Short Term Fund, 0.200%, 8/2/12(c)	9,998,222
7,000,000	MetLife Short Term Fund, 0.270%, 8/20/12(c)	6,997,375
19,000,000	Old Line Funding LLC, 0.190%, 8/17/12(c)	18,995,287
10,000,000	Thunder Bay Funding LLC, 0.210%, 9/17/12(c)	9,995,450
10,000,000	Thunder Bay Funding LLC, 0.250%, 10/9/12(c)	9,993,056

		128,970,169

	Consumer Staples (1.2%)
5,000,000	Nestle Capital Corp., 0.300%, 3/5/13(c)	4,989,708

	Financial Services (13.0%)
15,000,000	Commonwealth Bank of Australia, 0.200%, 8/21/12(c)	14,995,750
10,000,000	General Electric Capital Corp., 0.310%, 8/2/12	9,997,245
10,000,000	General Electric Capital Corp., 0.250%, 10/15/12	9,992,639
3,000,000	State Street Corp., 0.210%, 7/2/12	2,999,984
2,000,000	State Street Corp., 0.220%, 9/5/12	1,999,193
15,000,000	State Street Corp., 0.200%, 9/10/12	14,994,083

		54,978,894

	Industrials (3.8%)
10,000,000	NetJets, Inc., 0.140%, 7/11/12(c)	9,999,611
6,000,000	NetJets, Inc., 0.140%, 7/13/12(c)	5,999,720

		15,999,331

Principal Amount		Amortized Cost
COMMERCIAL PAPER(b) — (continued)
	Information Technology (4.5%)
$19,000,000	Google, Inc., 0.110%, 7/17/12(c)	$18,999,071

	Total Commercial Paper (Cost $223,937,173)	223,937,173

VARIABLE RATE NOTES(a) (0.1%)
	Banking (0.1%)
400,000	JPMorgan Chase Bank N.A., 0.505%, 7/30/12	399,883

	Total Variable Rate Notes (Cost $399,883)	399,883

U.S. GOVERNMENT AGENCIES(b) (0.2%)
	Fannie Mae(d) (0.2%)
1,000,000	0.110%, 9/10/12	999,783

	Total U.S. Government Agencies (Cost $999,783)	999,783

U.S. TREASURY NOTES (12.0%)
6,000,000	4.625%, 7/31/12	6,022,360
5,000,000	0.375%, 8/31/12	5,001,973
5,000,000	0.375%, 9/30/12	5,002,733
6,500,000	3.875%, 10/31/12	6,581,113
5,000,000	3.625%, 12/31/12	5,085,948
6,500,000	2.875%, 1/31/13	6,601,990
1,700,000	0.625%, 2/28/13	1,704,875
14,500,000	0.625%, 4/30/13	14,550,308

	Total U.S. Treasury Notes (Cost $50,551,300)	50,551,300

REPURCHASE AGREEMENTS (17.0%)
72,093,000	Goldman Sachs & Co., 0.180%, dated 6/29/12, due 7/2/12, proceeds at maturity, $72,094,081 (Collateralized fully by Government Mortgage-Backed Securities)	72,093,000

	Total Repurchase Agreements (Cost $72,093,000)	72,093,000

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
351	BlackRock Liquidity TempFund	351

	Total Investment Company (Cost $351)	351

Total Investments — 99.9% (Cost $422,981,490)		422,981,490
Net Other Assets (Liabilities) — 0.1%		262,539

NET ASSETS — 100.0%		$423,244,029

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the next reset date.

(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to

Continued

Sterling Capital Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (16.5%)
$ 20,000,000	0.375%, 8/31/12	$20,008,947
15,000,000	0.500%, 11/30/12	15,021,414

	Total U.S. Treasury Notes (Cost $35,030,361)	35,030,361

U.S. TREASURY BILLS(a) (35.3%)
20,000,000	0.086%, 7/19/12	19,999,138
10,000,000	0.068%, 7/26/12	9,999,521
20,000,000	0.069%, 8/16/12	19,998,237
10,000,000	0.101%, 9/20/12	9,997,727
15,000,000	0.104%, 10/18/12	14,995,255

	Total U.S. Treasury Bills (Cost $74,989,878)	74,989,878

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (48.2%)
$ 40,382,068	Bank of America Corp., 0.100%, dated 6/30/12, due 7/2/12, proceeds at maturity, $ 40,382,405 (Collateralized fully by U.S. Treasury Securities)	$40,382,068
25,000,000	Goldman Sachs Group, Inc., 0.060%, dated 06/30/12, due 7/2/12, proceeds at maturity, $25,000,125 (Collateralized fully by U.S. Treasury Securities)	25,000,000
37,000,000	JPMorgan Chase & Co., 0.080%, dated 6/30/12, due 7/2/12, proceeds at maturity, $ 37,000,247 (Collateralized fully by U.S. Treasury Securities)	37,000,000

	Total Repurchase Agreements (Cost $102,382,068)	102,382,068

Total Investments — 100.0% (Cost $212,402,307)		212,402,307
Net Other Assets (Liabilities) — 0.0%		(242)

NET ASSETS — 100.0%		$212,402,065

(a)	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (74.0%)
33,757	Sterling Capital Equity Income Fund, Institutional Class	$519,862
52,427	Sterling Capital Mid Value Fund, Institutional Class	721,918
119,593	Sterling Capital Select Equity Fund, Institutional Class	1,443,483
15,676	Sterling Capital Small Value Fund, Institutional Class	182,317
19,155	Sterling Capital Special Opportunities Fund, Institutional Class(a)	339,045
940,710	Sterling Capital Total Return Bond Fund, Institutional Class	10,347,808
407,825	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	407,825

	Total Affiliated Investment Companies (Cost $12,447,043)	13,962,258

NON-AFFILIATED INVESTMENT COMPANIES (7.4%)
50,399	Credit Suisse Commodity Return Strategy Fund(a)	393,615
24,635	Harding, Loevner International Equity Portfolio	346,372
17,783	Lazard Emerging Markets Equity Portfolio	323,473
10,321	Oppenheimer Developing Markets Fund	323,474

	Total Non-Affiliated Investment Companies (Cost $1,402,254)	1,386,934

EXCHANGE TRADED FUNDS (18.5%)
6,394	iShares Dow Jones US Real Estate Index Fund	409,024
13,939	iShares MSCI EAFE Index Fund	696,392
6,222	iShares MSCI EAFE Small Cap Index Fund	224,863
8,224	iShares MSCI EAFE Value Index Fund	349,191
3,949	iShares MSCI Emerging Markets Index Fund	154,761
3,437	iShares Russell 2000 Index Fund	273,757
12,051	iShares Russell Midcap Growth Index Fund	713,299
4,891	iShares S&P 500 Index Fund	668,844

	Total Exchange Traded Funds (Cost $2,900,116)	3,490,131

Total Investments — 99.9% (Cost $16,749,413)		18,839,323
Net Other Assets (Liabilities) — 0.1%		24,445

NET ASSETS — 100.0%		$18,863,768

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (61.7%)
94,190	Sterling Capital Equity Income Fund, Institutional Class	$1,450,525
141,590	Sterling Capital Mid Value Fund, Institutional Class	1,949,698
327,847	Sterling Capital Select Equity Fund, Institutional Class	3,957,117
40,439	Sterling Capital Small Value Fund, Institutional Class	470,307
50,531	Sterling Capital Special Opportunities Fund, Institutional Class(a)	894,405
1,053,860	Sterling Capital Total Return Bond Fund, Institutional Class	11,592,456
887,893	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	887,893

	Total Affiliated Investment Companies (Cost $18,351,461)	21,202,401

NON-AFFILIATED INVESTMENT COMPANIES (8.6%)
122,807	Credit Suisse Commodity Return Strategy Fund(a)	959,125
65,970	Harding, Loevner International Equity Portfolio	927,536
28,789	Lazard Emerging Markets Equity Portfolio	523,678
17,451	Oppenheimer Developing Markets Fund	546,918

	Total Non-Affiliated Investment Companies (Cost $2,971,713)	2,957,257

EXCHANGE TRADED FUNDS (29.7%)
17,523	iShares Dow Jones US Real Estate Index Fund	1,120,946
37,695	iShares MSCI EAFE Index Fund	1,883,242
18,060	iShares MSCI EAFE Small Cap Index Fund	652,689
22,239	iShares MSCI EAFE Value Index Fund	944,268
27,980	iShares MSCI Emerging Markets Index Fund	1,096,536
9,203	iShares Russell 2000 Index Fund	733,019
32,770	iShares Russell Midcap Growth Index Fund	1,939,656
13,264	iShares S&P 500 Index Fund	1,813,852

	Total Exchange Traded Funds (Cost $8,709,357)	10,184,208

Total Investments — 100.0% (Cost $30,032,531)		34,343,866
Net Other Assets (Liabilities) — 0.0%		629

NET ASSETS — 100.0%		$34,344,495

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (52.6%)
80,096	Sterling Capital Equity Income Fund, Institutional Class	$1,233,483
124,388	Sterling Capital Mid Value Fund, Institutional Class	1,712,821
279,407	Sterling Capital Select Equity Fund, Institutional Class	3,372,441
36,617	Sterling Capital Small Value Fund, Institutional Class	425,856
45,241	Sterling Capital Special Opportunities Fund, Institutional Class(a)	800,774
394,743	Sterling Capital Total Return Bond Fund, Institutional Class	4,342,168
629,703	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	629,703

	Total Affiliated Investment Companies (Cost $10,497,254)	12,517,246

NON-AFFILIATED INVESTMENT COMPANIES (9.4%)
108,077	Credit Suisse Commodity Return Strategy Fund(a)	844,084
58,832	Harding, Loevner International Equity Portfolio	827,180
15,491	Lazard Emerging Markets Equity Portfolio	281,780
9,354	Oppenheimer Developing Markets Fund	293,146

	Total Non-Affiliated Investment Companies (Cost $2,256,208)	2,246,190

EXCHANGE TRADED FUNDS (38.1%)
14,490	iShares Dow Jones US Real Estate Index Fund .	926,925
32,436	iShares MSCI EAFE Index Fund	1,620,503
15,272	iShares MSCI EAFE Small Cap Index Fund	551,930
18,569	iShares MSCI EAFE Value Index Fund	788,440
32,668	iShares MSCI Emerging Markets Index Fund	1,280,259
8,338	iShares Russell 2000 Index Fund	664,122
28,513	iShares Russell Midcap Growth Index Fund	1,687,684
11,434	iShares S&P 500 Index Fund	1,563,599

	Total Exchange Traded Funds (Cost $7,814,876)	9,083,462

Total Investments — 100.1% (Cost $20,568,338)		23,846,898
Net Other Assets (Liabilities) — (0.1)%		(27,115)

NET ASSETS — 100.0%		$23,819,783

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (50.9%)
25,546	Sterling Capital Equity Income Fund, Institutional Class	$393,408
39,708	Sterling Capital Mid Value Fund, Institutional Class	546,784
130,859	Sterling Capital Select Equity Fund, Institutional Class	1,579,469
11,825	Sterling Capital Small Value Fund, Institutional Class	137,522
48,020	Sterling Capital Special Opportunities Fund, Institutional Class(a)	849,951
167,973	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	167,973

	Total Affiliated Investment Companies (Cost $3,111,122)	3,675,107

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
40,891	Credit Suisse Commodity Return Strategy Fund(a)	319,357
17,398	Harding, Loevner International Equity Portfolio	244,613
3,246	Lazard Emerging Markets Equity Portfolio	59,044
1,936	Oppenheimer Developing Markets Fund	60,662

	Total Non-Affiliated Investment Companies (Cost $684,099)	683,676

EXCHANGE TRADED FUNDS (39.7%)
5,072	iShares Dow Jones US Real Estate Index Fund	324,456
14,463	iShares MSCI EAFE Index Fund	722,571
5,928	iShares MSCI EAFE Small Cap Index Fund	214,238
5,894	iShares MSCI EAFE Value Index Fund	250,259
15,461	iShares MSCI Emerging Markets Index Fund	605,917
2,629	iShares Russell 2000 Index Fund	209,400
9,082	iShares Russell Midcap Growth Index Fund	537,564

	Total Exchange Traded Funds (Cost $2,652,992)	2,864,405

Total Investments — 100.1% (Cost $6,448,213)		7,223,188
Net Other Assets (Liabilities) — (0.1)%		(5,775)

NET ASSETS — 100.0%		$7,217,413

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited)

June 30, 2012

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund, Sterling Capital U.S. Treasury Money Market Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund (referred to individually as a “Fund” and collectively as the “Funds”). This report includes all Funds in the Trust, except for Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund which are shown in separate reports. Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund and Sterling Capital U.S. Treasury Money Market Fund are referred to as the “Money Market Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund and Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2012 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Select Equity Fund	$209,585,436	(a)	$—		$—	$209,585,436
Sterling Capital Mid Value Fund	355,840,963	(a)	—		—	355,840,963
Sterling Capital Small Value Fund	79,400,082	(a)	—		—	79,400,082
Sterling Capital Special Opportunities Fund	637,907,115	(a)	—		—	637,907,115
Sterling Capital Equity Income Fund	1,067,283,689	(a)	—		—	1,067,283,689
Sterling Capital Short-Term Bond Fund	988,554	(b)	51,263,347	(a)	—	52,251,901
Sterling Capital Intermediate U.S. Government Fund	1,814,071	(b)	119,058,293	(a)	—	120,872,364
Sterling Capital Total Return Bond Fund	995,987	(b)	553,320,214	(a)	—	554,316,201
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,094,227	(b)	24,597,019	(a)	—	25,691,246
Sterling Capital Maryland Intermediate Tax-Free Fund	1,715,780	(b)	41,780,233	(a)	—	43,496,013
Sterling Capital North Carolina Intermediate Tax-Free Fund	5,264,695	(b)	240,491,698	(a)	—	245,756,393
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,753,345	(b)	66,572,973	(a)	—	69,326,318
Sterling Capital Virginia Intermediate Tax-Free Fund	1,349,123	(b)	136,985,365	(a)	—	138,334,488
Sterling Capital West Virginia Intermediate Tax-Free Fund	4,323,622	(b)	115,213,257	(a)	—	119,536,879
Sterling Capital National Tax-Free Money Market Fund	267,714	(b)	129,632,225	(a)	—	129,899,939
Sterling Capital Prime Money Market Fund	351	(b)	422,981,139	(a)	—	422,981,490
Sterling Capital U.S. Treasury Money Market Fund	—		212,402,307	(a)	—	212,402,307
Sterling Capital Strategic Allocation Conservative Fund	18,839,323	(a)	—		—	18,839,323
Sterling Capital Strategic Allocation Balanced Fund	34,343,866	(a)	—		—	34,343,866
Sterling Capital Strategic Allocation Growth Fund	23,846,898	(a)	—		—	23,846,898
Sterling Capital Strategic Allocation Equity Fund	7,223,188	(a)	—		—	7,223,188

Liabilities:
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$321,369		$1,500		$—	$322,869
Sterling Capital Equity Income Fund (c)	54,500		—		—	54,500

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies.
(c)	Other financial instruments are written options shown at value.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer). Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2012:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies Inc., $35.00, 11/17/12	300	$(69,000)
Akamai Technologies Inc., $36.00, 11/17/12	113	(22,487)
Akamai Technologies Inc., $37.00, 11/17/12	300	(49,800)
Comcast Corp., Class A, $34.00, 10/20/12	1,300	(78,000)
FedEx Corp., $95.00, 7/21/12	350	(13,650)
Gilead Sciences Inc., $60.00, 8/18/12	179	(1,432)
Yamana Gold Inc., $20.00, 7/21/12	1,500	(1,500)
Yum! Brands, Inc., $65.00, 7/21/12	600	(87,000)

	4,642	$(322,869)

Sterling Capital Equity Income Fund
Intel Corp., $29.00, 10/20/12	700	$(28,700)
Intel Corp., $30.00, 10/20/12	600	(13,800)
Target Corp., $65.00, 10/20/12	600	(12,000)

	1,900	$(54,500)

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

Derivative Instruments Categorized by Risk Exposure — For the period ended June 30, 2012, the average quarterly balance of derivative financial instruments was as follows:

	Sterling Capital	Sterling Capital
	Special Opportunities Fund	Equity Income Fund
Options Written (Equity Risk)
Average number of contracts	7,378	4,517
Average premium	$1,091,386	$505,449

When-Issued and Forward Commitments — The Funds, with the exception of Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital National Tax-Free Money Market Fund, and Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2012 is set forth below:

	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	34,998	1,553	2,794	33,757	$519,862
Sterling Capital International Fund, Institutional Class	142,553	9,091	151,644	—	—
Sterling Capital Mid Value Fund, Institutional Class	55,954	887	4,414	52,427	721,918
Sterling Capital Select Equity Fund, Institutional Class	128,131	3,067	11,605	119,593	1,443,483
Sterling Capital Small Value Fund, Institutional Class	14,991	1,949	1,264	15,676	182,317
Sterling Capital Special Opportunities Fund, Institutional Class	19,096	1,571	1,512	19,155	339,045
Sterling Capital Total Return Bond Fund, Institutional Class	794,738	145,972	—	940,710	10,347,808
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	942,110	96,720,075	97,254,360	407,825	407,825

Total Affiliates	2,132,571	96,884,165	97,427,593	1,589,143	$13,962,258

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	107,587	261	13,658	94,190	$1,450,525
Sterling Capital International Fund, Institutional Class	437,910	—	437,910	—	—
Sterling Capital Mid Value Fund, Institutional Class	171,952	—	30,362	141,590	1,949,698
Sterling Capital Select Equity Fund, Institutional Class	393,575	—	65,728	327,847	3,957,117
Sterling Capital Small Value Fund, Institutional Class	46,078	3,623	9,262	40,439	470,307
Sterling Capital Special Opportunities Fund, Institutional Class	58,731	992	9,192	50,531	894,405
Sterling Capital Total Return Bond Fund, Institutional Class	807,670	309,983	63,793	1,053,860	11,592,456
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,485,500	250,419,071	252,016,678	887,893	887,893

Total Affiliates	4,509,003	250,733,930	252,646,583	2,596,350	$21,202,401

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	95,459	—	15,363	80,096	$1,233,483
Sterling Capital International Fund, Institutional Class	388,782	—	388,782	—	—
Sterling Capital Mid Value Fund, Institutional Class	152,585	—	28,197	124,388	1,712,821
Sterling Capital Select Equity Fund, Institutional Class	349,341	—	69,934	279,407	3,372,441
Sterling Capital Small Value Fund, Institutional Class	40,928	3,190	7,501	36,617	425,856
Sterling Capital Special Opportunities Fund, Institutional Class	52,132	873	7,764	45,241	800,774
Sterling Capital Total Return Bond Fund, Institutional Class	239,725	200,411	45,393	394,743	4,342,168
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,258,108	173,012,024	174,640,429	629,703	629,703

Total Affiliates	3,577,060	173,216,498	175,203,363	1,590,195	$12,517,246

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012
Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	36,527	—	10,981	25,546	$393,408
Sterling Capital International Fund, Institutional Class	148,467	29,663	178,130	—	—
Sterling Capital Mid Value Fund, Institutional Class	58,325	—	18,617	39,708	546,784
Sterling Capital Select Equity Fund, Institutional Class	133,506	43,919	46,566	130,859	1,579,469
Sterling Capital Small Value Fund, Institutional Class	15,669	1,276	5,120	11,825	137,522
Sterling Capital Special Opportunities Fund, Institutional Class	19,903	33,162	5,045	48,020	849,951
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	432,478	25,122,161	25,386,666	167,973	167,973

Total Affiliates	844,875	25,230,181	25,651,125	423,931	$3,675,107

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity Fund	$110,011,194	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	22,741,167	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	4,456,431	2016
Sterling Capital Small Value Fund	2,655,981	2017
Sterling Capital Equity Income Fund	33,082,724	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Short-Term Bond Fund	359,956	2019
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Intermediate U.S. Government Fund	37,464	2019

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

	Amount	Expires
Sterling Capital Prime Money Market Fund	$19,807	2019
Sterling Capital Strategic Allocation Conservative Fund	14,165	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018
Sterling Capital Strategic Allocation Balanced Fund	508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	4,640,596	2019
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018
Sterling Capital Strategic Allocation Equity Fund	1,129,373	2019

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2012:

Post- October Capital Losses
Sterling Capital Short-Term Bond Fund	$172,717
Sterling Capital Intermediate U.S. Government Fund	304,516
Sterling Capital Strategic Allocation Growth Fund	245,875
Sterling Capital Strategic Allocation Equity Fund	26,760

At June 30, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity Fund	$175,426,193	$38,704,003	$(4,544,760)	$34,159,243
Sterling Capital Mid Value Fund	307,357,522	69,110,813	(20,627,372)	48,483,441
Sterling Capital Small Value Fund	82,916,990	7,102,613	(10,619,521)	(3,516,908)
Sterling Capital Special Opportunities Fund	547,120,998	115,339,710	(24,553,593)	90,786,117
Sterling Capital Equity Income Fund	924,200,783	151,311,811	(8,228,905)	143,082,906
Sterling Capital Short-Term Bond Fund	51,756,409	602,467	(106,975)	495,492
Sterling Capital Intermediate U.S. Government Fund	114,938,922	6,178,844	(245,402)	5,933,442
Sterling Capital Total Return Bond Fund	538,136,555	17,303,434	(1,123,788)	16,179,646
Sterling Capital Kentucky Intermediate Tax-Free Fund	23,920,188	1,773,242	(2,184)	1,771,058
Sterling Capital Maryland Intermediate Tax-Free Fund	41,173,924	2,344,255	(22,166)	2,322,089
Sterling Capital North Carolina Intermediate Tax-Free Fund	230,051,519	15,810,436	(105,562)	15,704,874
Sterling Capital South Carolina Intermediate Tax-Free Fund	65,899,263	3,452,611	(25,556)	3,427,055
Sterling Capital Virginia Intermediate Tax-Free Fund	129,380,061	9,007,021	(52,594)	8,954,427
Sterling Capital West Virginia Intermediate Tax-Free Fund	113,318,135	6,232,929	(14,185)	6,218,744
Sterling Capital National Tax-Free Money Market Fund	129,899,939	—	—	—
Sterling Capital Prime Money Market Fund	422,981,490	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	212,402,307	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	17,128,992	2,185,901	(475,570)	1,710,331
Sterling Capital Strategic Allocation Balanced Fund	30,889,592	4,610,061	(1,155,787)	3,454,274
Sterling Capital Strategic Allocation Growth Fund	21,236,760	3,564,597	(954,459)	2,610,138
Sterling Capital Strategic Allocation Equity Fund	6,707,851	911,021	(395,684)	515,337

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (94.9%)
	Consumer Discretionary (8.7%)
$190,000	CBS Corp., 8.875%, 5/15/19	$251,253
280,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	407,601
635,000	Comcast Corp., 6.500%, 1/15/17	755,950
360,000	Delphi Corp., 5.875%, 5/15/19	384,300
480,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	523,067
440,000	Home Depot, Inc. (The), 5.875%, 12/16/36	563,298
345,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	374,421
455,000	NBCUniversal Media LLC, 5.950%, 4/1/41	537,117
600,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	726,000
515,000	Time Warner Cable, Inc., 5.000%, 2/1/20(a)	578,361
350,000	Time Warner, Inc., 6.100%, 7/15/40	402,639
450,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	453,646
235,000	Viacom, Inc., 6.125%, 10/5/17	280,603
185,000	Walt Disney Co. (The), 1.350%, 8/16/16	186,922
750,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	746,075

		7,171,253

	Consumer Staples (6.8%)
340,000	Altria Group, Inc., 9.950%, 11/10/38	540,623
364,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40(b)	497,865
494,000	Beam, Inc., 3.250%, 5/15/22	496,846
465,000	Cargill, Inc., 4.307%, 5/14/21(c)	510,437
330,000	CVS Caremark Corp., 6.125%, 9/15/39	410,177
355,000	Flowers Foods, Inc., 4.375%, 4/1/22	358,772
200,000	Kellogg Co., Series B, 7.450%, 4/1/31	273,924
518,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(c)	531,552
495,000	Lorillard Tobacco Co., 6.875%, 5/1/20	585,365
560,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(b)(c)	619,840
345,000	Wal-Mart Stores, Inc., 2.800%, 4/15/16	369,410
355,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41(b)	462,023

		5,656,834

	Energy (15.1%)
795,000	BP Capital Markets PLC, 3.200%, 3/11/16(a)	845,568
610,000	Buckeye Partners LP, 4.875%, 2/1/21	606,392
210,000	Canadian Natural Resources, Ltd., 6.500%, 2/15/37	259,219
297,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(c)	307,893
427,000	Devon Energy Corp., 3.250%, 5/15/22	434,424
115,000	Energy Transfer Partners LP, 9.700%, 3/15/19	147,456
859,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,072,870
725,000	Enterprise Products Operating LLC, 6.450%, 9/1/40(b)	863,368
280,000	Halliburton Co., 4.500%, 11/15/41	293,623
581,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	588,618
650,000	Occidental Petroleum Corp., 1.750%, 2/15/17	660,968
774,000	Petrobras International Finance Co., 3.500%, 2/6/17	794,499
850,000	Petrohawk Energy Corp., 7.875%, 6/1/15	883,629
358,000	Phillips 66, 4.300%, 4/1/22(c)	376,604
460,000	Pioneer Natural Resources Co., 3.950%, 7/15/22	461,113
595,000	Plains All American Pipeline LP, 5.000%, 2/1/21	672,345

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$441,000	Schlumberger Investment SA, 3.300%, 9/14/21(c)	$462,033
330,000	Shell International Finance BV, 6.375%, 12/15/38	466,981
350,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	367,700
260,000	Statoil ASA, 5.100%, 8/17/40	307,665
422,000	Talisman Energy, Inc., 5.500%, 5/15/42	433,467
485,000	Western Gas Partners LP, 4.000%, 7/1/22	485,000
610,000	Williams Partners LP, 7.250%, 2/1/17	730,907

		12,522,342

	Financials (35.6%)
395,000	Aflac, Inc., 8.500%, 5/15/19	515,637
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	360,411
580,000	Alleghany Corp., 4.950%, 6/27/22	590,972
670,000	American Express Co., 7.250%, 5/20/14	742,983
680,000	American International Group, Inc., 3.800%, 3/22/17	693,185
1,050,000	Bank of America Corp., 5.700%, 1/24/22	1,156,359
434,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	439,093
325,000	Bank of Nova Scotia, 4.375%, 1/13/21	366,721
250,000	Barclays Bank PLC, 3.900%, 4/7/15	258,959
430,000	BlackRock, Inc., 3.375%, 6/1/22	436,333
560,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	730,877
375,000	CIT Group, Inc., 4.750%, 2/15/15(c)	383,906
821,185	CIT Group, Inc., 7.000%, 5/2/17(c)	822,725
690,000	Citigroup, Inc., 6.010%, 1/15/15	741,352
235,000	Citigroup, Inc., 6.875%, 3/5/38	287,448
570,000	Colonial Realty LP, 6.250%, 6/15/14	603,549
392,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	398,755
500,000	Countrywide Financial Corp., 6.250%, 5/15/16(a)	520,399
395,000	Credit Suisse, 5.400%, 1/14/20(a)	410,827
548,000	CubeSmart LP, REIT, 4.800%, 7/15/22	553,970
707,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	692,895
780,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	866,876
400,000	Ford Motor Credit Co. LLC, 3.000%, 6/12/17	397,796
1,215,000	General Electric Capital Corp., 4.375%, 9/21/15	1,316,360
755,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	974,050
365,000	Health Care REIT, Inc., 4.125%, 4/1/19	370,750
510,000	HSBC Finance Corp., 6.676%, 1/15/21	552,184
470,000	Jefferies Group, Inc., 8.500%, 7/15/19	509,950
270,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	276,364
760,000	JPMorgan Chase & Co., 2.600%, 1/15/16	767,139
735,000	JPMorgan Chase & Co., 4.350%, 8/15/21	775,718
490,000	KeyCorp., MTN, 3.750%, 8/13/15	518,818
168,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	184,655
375,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)(c)	376,004
100,000	Merrill Lynch & Co., Inc., 6.750%, 6/1/28	110,801
400,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	447,574
435,000	MetLife, Inc., 6.750%, 6/1/16	510,081
400,000	Morgan Stanley, 5.375%, 10/15/15(b)	408,888

Continued

1

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,160,000	Morgan Stanley, MTN, 6.625%, 4/1/18	$1,212,859
754,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	755,454
442,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	640,451
850,000	PNC Bank N.A., BKNT, 4.875%, 9/21/17	940,539
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(d)	344,375
245,000	Prudential Financial, Inc., MTN, 5.625%, 5/12/41(a)	250,208
535,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21(a)	558,018
460,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	645,291
450,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18(a)	456,441
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	414,091
575,000	U.S. Bank N.A., 3.778%, 4/29/20(a)(d)	600,745
500,000	Wachovia Corp., 5.625%, 10/15/16	563,624
505,000	Wachovia Corp., 5.500%, 8/1/35	535,241
495,000	WEA Finance LLC, 4.625%, 5/10/21(c)	523,130

		29,511,831

	Health Care (6.8%)
320,000	Abbott Laboratories, 5.125%, 4/1/19	381,186
340,000	Cigna Corp., 5.375%, 2/15/42	361,759
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	493,107
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(c)	356,113
611,000	Gilead Sciences, Inc., 3.050%, 12/1/16	645,037
366,000	Kaiser Foundation Hospitals, 3.500%, 4/1/22	379,777
367,000	Mylan, Inc., 7.625%, 7/15/17(c)	403,700
275,000	Sanofi, 4.000%, 3/29/21	306,718
575,000	Teva Pharmaceutical Finance II BV, 3.000%, 6/15/15	605,126
470,000	Thermo Fisher Scientific, Inc., 3.200%, 3/1/16	503,150
650,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	698,541
470,000	WellPoint, Inc., 4.350%, 8/15/20	516,790

		5,651,004

	Industrials (5.2%)
555,000	ADT Corp. (The), 4.875%, 7/15/42(b)(c)	543,673
630,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41(b)	685,363
595,000	Corrections Corp. of America, 7.750%, 6/1/17(a)	644,088
611,000	Penske Truck Leasing Co. LP, 3.125%, 5/11/15(c)	614,654
448,000	Republic Services, Inc., 3.550%, 6/1/22	452,842
245,000	Textron, Inc., 4.625%, 9/21/16	264,446
350,000	URS Corp., 5.000%, 4/1/22(c)	345,718
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	496,662
199,000	Waste Management, Inc., 7.375%, 3/11/19	251,220

		4,298,666

	Information Technology (2.2%)
249,000	Altera Corp., 1.750%, 5/15/17	250,843
300,000	Hewlett-Packard Co., 2.600%, 9/15/17	301,141
353,000	Intel Corp., 4.800%, 10/1/41	404,268
305,000	Oracle Corp., 5.375%, 7/15/40	373,695

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology — (continued)
$500,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(c)	$498,705

		1,828,652

	Materials (4.0%)
275,000	Barrick Gold Corp., 1.750%, 5/30/14	278,376
250,000	Bemis Co., Inc., 4.500%, 10/15/21	269,810
810,000	Dow Chemical Co. (The), 4.250%, 11/15/20	878,742
290,000	Ecolab, Inc., 5.500%, 12/8/41	347,941
335,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	329,599
547,000	Newmont Mining Corp., 4.875%, 3/15/42	533,379
279,000	Rock-Tenn Co., 4.900%, 3/1/22(c)	287,423
420,000	Sealed Air Corp., 6.875%, 7/15/33(a)(c)	403,200

		3,328,470

	Telecommunication Services (5.4%)
565,000	America Movil SAB de CV, 5.625%, 11/15/17	661,435
820,000	AT&T, Inc., 5.500%, 2/1/18	974,369
428,000	AT&T, Inc., 5.550%, 8/15/41	510,158
255,000	British Telecommunications PLC, 9.625%, 12/15/30(a)	383,503
690,000	Crown Castle International Corp., 9.000%, 1/15/15(a)	752,963
375,000	Telefonica Emisiones SAU, 3.992%, 2/16/16(a) .	335,241
665,000	Verizon Communications, Inc., 6.350%, 4/1/19 .	828,919

		4,446,588

	Utilities (5.1%)
379,000	Consumers Energy Co., 2.850%, 5/15/22	385,531
495,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	647,916
500,000	Georgia Power Co., Series 07-A, 5.650%, 3/1/37	605,669
266,000	Mississippi Power Co., 2.350%, 10/15/16	277,345
270,000	Ohio Power Co., Series D, 6.600%, 3/1/33	342,032
300,000	Pacific Gas & Electric Co., 5.800%, 3/1/37	372,880
375,000	PSEG Power LLC, 5.500%, 12/1/15	420,046
125,000	PSEG Power LLC, 2.750%, 9/15/16	127,129
517,000	Puget Energy, Inc., 5.625%, 7/15/22(c)	531,218
395,000	Virginia Electric & Power Co., 5.400%, 4/30/18 .	472,956

		4,182,722

	Total Corporate Bonds (Cost $76,575,756)	78,598,362

Continued

2

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (2.8%)
	Consumer Staples (0.4%)
3	HJ Heinz Finance Co., Series B, 8.000%(c)	$321,938

	Financials (1.9%)
17,200	Citigroup Capital XIII, 7.875%	469,388
9,000	Citigroup Capital XIX, 7.250%	225,990
4,765	Fifth Third Capital Trust VI, 7.250%	121,650
14,665	Kimco Realty Corp., REIT, Series G, 7.750%	376,157
14,325	US Bancorp, Series F, 6.500%	409,409

		1,602,594

	Telecommunication Services (0.5%)
8,120	Qwest Corp., 7.000%	207,872
8,000	Qwest Corp., 7.375%	211,760

		419,632

	Total Preferred Stocks (Cost $2,294,166)	2,344,164

INVESTMENT COMPANY (1.8%)
1,479,900	Federated Treasury Obligations Fund, Institutional Shares	1,479,900

	Total Investment Company (Cost $1,479,900)	1,479,900

Total Investments — 99.5% (Cost $80,349,822)		82,422,426
Net Other Assets (Liabilities) — 0.5%		431,546

NET ASSETS — 100.0%		$82,853,972

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(b)	Represents securities purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $2,462,698.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

3

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.2%)
$675,000	American Express Credit Account Master Trust, Series 2009-2, Class A, 1.492%, 3/15/17(a)(b)(c)	$691,975
285,000	Bank of America Credit Card Trust, Series 2008-A7, Class A7, 0.942%, 12/15/14(a)(b)	285,088
381,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.302%, 1/15/16(a)(b)	380,803
333,000	Chase Issuance Trust, Series 2008-A6, Class A6, 1.442%, 5/15/15(a)(b)	336,546
180,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.302%, 6/15/15(a)(b)	179,999

	Total Asset Backed Securities (Cost $1,877,762)	1,874,411

COLLATERALIZED MORTGAGE OBLIGATIONS (14.6%)
331,271	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	324,719
13,502	Banc of America Mortgage Securities, Inc., Series 2004-7, Class 5A10, 5.250%, 8/25/34	13,485
318,538	Banc of America Mortgage Securities, Inc., Series 2005-3, Class 1A24, 5.500%, 4/25/35	331,358
308,357	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	321,621
359,795	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	363,791
445,257	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	472,538
401,731	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	398,544
401,439	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	415,659
216,147	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	224,336
340,450	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 1A2, 5.250%, 7/25/34	344,029
104,204	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	108,004
367,610	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	386,253
354,166	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	362,077
1,000,000	Fannie Mae, Series 2012-68, Class DB, 2.500%, 6/25/32	1,025,313
530,879	Fannie Mae, Series 2011-111, Class MA, 4.000%, 7/25/38(d)	557,778
436,462	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	475,886
174,271	GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.000%, 6/25/35	172,700
383,144	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	374,204
84,976	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	85,610
306,190	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.000%, 5/25/35	302,557

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$227,251	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	$230,561
151,122	Structured Asset Securities Corp., Series 2005-6, Class 5A2, 5.000%, 5/25/35	154,185
483,478	Structured Asset Securities Corp., Series 2005-6, Class 2A1, 5.500%, 5/25/35	504,341
246,124	Structured Asset Securities Corp., Series 2005-17, Class 4A3, 5.500%, 10/25/35	246,050
296,648	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	307,642

	Total Collateralized Mortgage Obligations (Cost $8,381,630)	8,503,241

COMMERCIAL MORTGAGE-BACKED SECURITIES (16.4%)
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.342%, 11/10/42(a)(b)	327,949
350,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.365%, 11/10/42(a)(b)	368,790
370,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	417,735
490,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.919%, 5/10/45(a)(c)	558,635
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/47	663,982
113,725	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	117,780
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)(b)	335,237
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41(b)	325,387
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 6/11/50(b)	287,717
210,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.394%, 7/15/44(a)(b)	226,772
390,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(b)	441,491
400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)	411,817
358,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)(b)	367,152
350,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39(b)	387,504
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39(b)	199,679

Continued

4

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$385,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42(b)	$409,647
400,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(b)	446,423
315,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.064%, 4/15/45(a)(b)	359,467
345,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49(b)	386,011
300,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(a)(b)	329,559
438,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31(b)(c)	459,195
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(b)	338,463
240,000	Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(b)	265,479
160,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.649%, 3/12/44(a)(b)	171,621
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a)(b)	302,312
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)(b)	203,476
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(b)	433,681

	Total Commercial Mortgage-Backed Securities (Cost $9,367,705)	9,542,961

MORTGAGE-BACKED SECURITIES (60.5%)
	Fannie Mae(d) (37.0%)
392,819	3.841%, 9/1/20, Pool #FN0010	434,277
91,082	4.000%, 10/1/25, Pool #MA0535	96,923
870,028	4.000%, 12/1/25, Pool #AH0973(c)	925,820
444,767	3.500%, 2/1/26, Pool #AH6973	470,447
199,022	4.000%, 2/1/26, Pool #AH4828	211,910
268,257	4.000%, 3/1/26, Pool #AH6827	285,627
1,166,470	2.500%, 3/1/27, Pool #AB4666(c)	1,204,166
1,187,074	3.000%, 4/1/27, Pool #AL1795(c)	1,249,325
1,791,130	4.000%, 5/1/32, Pool #MA1074(b)(c)	1,928,910
1,100,000	3.500%, 7/1/32, Pool #MA1107	1,163,908
266,012	5.500%, 2/1/35, Pool #735230	292,283
200,265	5.500%, 12/1/35, Pool #AE0115	220,001
337,202	5.500%, 3/1/36, Pool #745353	369,870
508,806	5.500%, 8/1/37, Pool #995082(b)	559,053
488,530	6.000%, 12/1/37, Pool #960393(b)	538,360
632,026	5.500%, 6/1/38, Pool #984277(b)	689,702
435,652	6.000%, 6/1/38, Pool #889493	480,088
711,854	5.500%, 8/1/38, Pool #995072(c)	785,713
337,397	6.000%, 8/1/38, Pool #964874(b)	371,073
390,182	4.500%, 6/1/39, Pool #AA7681	418,716
452,527	4.500%, 9/1/39, Pool #AC1830	485,620
412,728	5.000%, 12/1/39, Pool #AC8518	446,796
387,369	4.500%, 7/1/40, Pool #AB1250	416,908

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(d) _ (continued)
$271,510	4.500%, 9/1/40, Pool #AE0411	$296,541
363,534	4.000%, 1/1/41, Pool #AH4732	390,817
539,657	5.000%, 1/1/41, Pool #AH3373	590,991
1,255,177	4.000%, 2/1/41, Pool #AE6392(c)	1,338,393
462,768	4.000%, 2/1/41, Pool #AH4874	493,449
81,777	4.000%, 2/1/41, Pool #AH6188	88,247
1,116,738	4.000%, 3/1/41, Pool #AB2527(c)	1,190,427
646,570	4.000%, 3/1/41, Pool #AH7283(b)	689,437
1,038,819	4.500%, 4/1/41, Pool #AH8935(c)	1,119,982
369,598	4.500%, 6/1/41, Pool #AC9298	398,474
283,768	4.000%, 12/1/41, Pool #AJ6091	302,582
532,000	4.500%, 7/15/42(c)	570,653

		21,515,489

	Freddie Mac(d) (18.6%)
331,950	3.000%, 3/1/27, Pool #G14439	348,746
569,827	3.000%, 4/1/27, Pool #E03088	597,057
673,513	3.500%, 4/1/32, Pool #C91437	712,617
1,097,210	3.500%, 5/1/32, Pool #C91458	1,160,914
1,021,538	4.000%, 5/1/32, Pool #C91449(c)	1,100,278
132,151	6.000%, 2/1/37, Pool #G02681	145,238
352,189	6.000%, 11/1/37, Pool #G03940	386,516
348,511	5.500%, 10/1/39, Pool #A89387	379,661
432,198	5.000%, 4/1/40, Pool #A91812	471,214
338,040	5.500%, 4/1/40, Pool #C03467	367,832
425,297	5.500%, 6/1/40, Pool #A92764	463,310
452,781	5.000%, 8/1/40, Pool #C03491	490,685
345,196	4.000%, 11/1/40, Pool #A95085	366,788
500,158	4.000%, 12/1/40, Pool #A95447	538,476
412,171	4.500%, 2/1/41, Pool #G08435	441,540
529,632	5.000%, 4/1/41, Pool #A97944	576,452
415,640	4.500%, 6/1/41, Pool #Q01443	445,257
431,837	4.500%, 6/1/41, Pool #Q01637	462,608
518,752	5.000%, 6/1/41, Pool #Q01226	562,827
778,517	4.000%, 5/1/42, Pool #G08492(c)	830,618

		10,848,634

	Ginnie Mae (4.9%)
42,153	5.500%, 11/15/38, Pool #411080	46,803
495,215	4.500%, 6/15/39, Pool #720075	546,746
53,717	4.000%, 12/20/40, Pool #755678	58,878
376,963	4.500%, 3/20/41, Pool #4978	415,228
453,088	4.500%, 5/15/41, Pool #738310	500,235
1,156,000	5.000%, 7/15/41(c)	1,271,961

		2,839,851

	Total Mortgage-Backed Securities (Cost $34,763,953)	35,203,974

U.S. TREASURY NOTES (3.8%)
2,200,000	0.625%, 5/31/17(b)	2,189,860

	Total U.S. Treasury Notes (Cost $2,193,226)	2,189,860

Continued

5

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (21.2%)
12,353,777	Federated Treasury Obligations Fund, Institutional Shares	$12,353,777

	Total Investment Company (Cost $12,353,777)	12,353,777

Total Investments — 119.7% (Cost $68,938,053)		69,668,224
Net Other Assets (Liabilities) — (19.7)%		(11,470,317)

NET ASSETS — 100.0%		$58,197,907

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents securities purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $13,665,968.
(d)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

See accompanying notes to the Schedules of Portfolio Investments.

6

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited)

June 30, 2012

1.	Organization:

Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund (each a “Fund” and collectively the “Funds”) commenced operations on June 30, 2011. The Funds are separate series of the Sterling Capital Funds (the “Trust”), a Massachusetts business trust organized in 1992 and registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end investment company. The Funds are authorized to issue an unlimited amount of shares. The Funds offer one class of Shares, Class S Shares. Class S Shares are available to customers of Sterling Capital Management LLC or its affiliates. The funds are “diversified” funds, as defined in the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of June 30, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices(a)	Level 2– Other Significant Observable Inputs(b)	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Corporate Fund	$1,479,900	$80,942,526	$—	$82,422,426
Sterling Capital Securitized Opportunities Fund	12,353,777	57,314,447	—	69,668,224

(a)	Represents investment companies.
(b)	Industries or security types are disclosed in the Schedules of Portfolio Investments.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

7

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2012

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended June 30, 2012, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At June 30, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Gross Unrealized Appreciation	Tax Gross Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Corporate Fund	$80,362,797	$2,263,584	$(203,955)	$2,059,629
Sterling Capital Securitized Opportunities Fund	68,938,053	765,671	(35,500)	730,171

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President (principal executive officer)

Date	8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President (principal executive officer)

Date	8/22/12

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer (principal financial officer)

Date	8/22/12